UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Richard C. Noyes
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1 – Schedule of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 93.45%
Consumer Discretionary - 17.36%
Diversified Consumer Services - 2.19%
Bright Horizons Family Solutions Inc.**	585	$42,407
Grand Canyon Education Inc.**	901	64,520
		106,927

Hotels Restaurants & Leisure - 3.95%
Jack in the Box Inc.	320	32,551
Sonic Corp.	1,615	40,956
Vail Resorts Inc.	398	76,376
Wingstop Inc.	1,510	42,703
		192,586

Internet & Direct Marketing Retail - 1.57%
Duluth Holdings Inc. - Class B**	875	18,629
Nutrisystem Inc.	1,040	57,720
		76,349

Leisure Products - 0.63%
Callaway Golf Co.	2,775	30,719

Media - 6.13%
IMAX Corp. (Canada)**	2,390	81,260
Lions Gate Entertainment Corp. - Class A	1,532	40,690
Lions Gate Entertainment Corp. - Class B**	1,527	37,228
Live Nation Entertainment Inc.**	3,115	94,603
National CineMedia Inc.	3,570	45,089
		298,870

Multiline Retail - 0.64%
Big Lots Inc.	640	31,155

Specialty Retail - 2.25%
Burlington Stores Inc.**	645	62,752
Party City Holdco Inc.**	3,345	46,997
		109,749

Total Consumer Discretionary
(Cost $689,264)		846,355

Consumer Staples - 2.39%
Beverages - 1.24%
MGP Ingredients Inc.	1,115	60,467

Food & Staples Retailing - 1.15%
PriceSmart Inc.	607	55,965

Total Consumer Staples
(Cost $90,581)		116,432

Energy - 2.80%
Oil Gas & Consumable Fuels - 2.80%
PDC Energy Inc.**	865	53,933
RSP Permian Inc.**	1,125	46,609
SRC Energy Inc.**	4,256	35,920
		136,462

Total Energy
(Cost $120,316)		136,462

Financials - 8.61%
Banks - 3.04%
Bank of the Ozarks Inc.	1,353	70,370
Eagle Bancorp Inc.**	1,305	77,908
		148,278

Capital Markets - 3.32%
Evercore Partners Inc. - Class A	1,436	111,864
MarketAxess Holdings Inc.	266	49,872
		161,736

Insurance - 0.90%
AMERISAFE Inc.	680	44,132
	Shares	Market Value
Thrift & Mortgage Finance - 1.35%
LendingTree Inc.**	525	$65,809

Total Financials
(Cost $261,117)		419,955

Health Care - 22.88%
Biotechnology - 2.93%
Prothena Corp. PLC (Ireland)**	685	38,216
Sage Therapeutics Inc.**	638	45,343
Veracyte Inc.**	6,458	59,284
		142,843

Health Care Equipment & Supplies - 7.71%
Glaukos Corp.**	2,775	142,357
Globus Medical Inc. - Class A**	1,730	51,243
K2M Group Holdings Inc.**	2,235	45,840
Nevro Corp.**	955	89,483
Oxford Immunotec Global PLC (United Kingdom)**	3,030	46,935
		375,858

Health Care Providers & Services - 6.50%
Acadia Healthcare Co. Inc.**	1,842	80,311
Amedisys Inc.**	1,875	95,794
HealthEquity Inc.**	1,710	72,590
LHC Group Inc.**	1,260	67,914
		316,609

Health Care Technology - 3.37%
Medidata Solutions Inc.**	1,325	76,439
Veeva Systems Inc. - Class A**	1,715	87,945
		164,384

Life Sciences Tools & Services - 0.74%
Albany Molecular Research Inc.**	2,585	36,268

Pharmaceuticals - 1.63%
Intersect ENT Inc.**	2,965	50,850
Pacira Pharmaceuticals Inc.**	630	28,728
		79,578

Total Health Care
(Cost $833,640)		1,115,540

Industrials - 9.33%
Aerospace & Defense - 1.23%
Hexcel Corp.	1,100	60,005

Commercial Services & Supplies - 1.85%
Herman Miller Inc.	1,355	42,750
Ritchie Bros Auctioneers Inc. (Canada)	1,438	47,310
		90,060

Electrical Equipment - 1.44%
Generac Holdings Inc.**	1,885	70,273

Machinery - 0.68%
Proto Labs Inc.**	650	33,215

Professional Services - 3.23%
Advisory Board Co. /The**	2,311	108,155
Huron Consulting Group Inc.**	1,173	49,383
		157,538

Road & Rail - 0.90%
Saia Inc.**	985	43,636

Total Industrials
(Cost $421,003)		454,727

Information Technology - 24.21%
Internet Software & Services - 4.25%
2U Inc.**	1,370	54,334
Envestnet Inc.**	2,330	75,259
GoDaddy Inc. - Class A**	2,050	77,695
		207,288

IT Services - 2.43%
EPAM Systems Inc.**	830	62,682

	Shares	Market Value
IT Services (continued)
Square Inc. - Class A**	3,215	$55,555
		118,237

Semiconductors & Semiconductor Equipment - 7.95%
Impinj Inc.**	2,100	63,567
Inphi Corp.**	1,158	56,534
M/A-COM Technology Solutions Holdings Inc.**	1,490	71,967
Microsemi Corp.**	1,675	86,313
Monolithic Power Systems Inc.	1,185	109,138
		387,519

Software - 9.58%
Fortinet Inc.**	1,455	55,799
Globant SA (Luxembourg)**	1,938	70,543
Guidewire Software Inc.**	1,112	62,639
RingCentral Inc. - Class A**	2,364	66,901
Take-Two Interactive Software Inc.**	1,171	69,405
Tyler Technologies Inc.**	435	67,234
Zendesk Inc.**	2,667	74,783
		467,304

Total Information Technology
(Cost $845,929)		1,180,348

Materials - 2.59%
Chemicals - 2.59%
Flotek Industries Inc.**	3,935	50,329
PolyOne Corp.	2,233	76,123
		126,452

Total Materials
(Cost $103,174)		126,452

Real Estate - 1.57%
Equity Real Estate Investment - 1.57%
QTS Realty Trust Inc. - Class A	1,564	76,245

Total Real Estate
(Cost $58,516)		76,245

Telecommunication Services - 1.71%
Diversified Telecommunication - 1.71%
Cogent Communications Holdings Inc.	1,940	83,517

Total Telecommunication Services
(Cost $70,950)		83,517

Total Common Stocks
(Cost $3,494,490)		4,556,033

MONEY MARKET MUTUAL FUNDS - 6.44%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.556%)	100,000	100,000
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	214,058	214,058

Total Money Market Mutual Funds
(Cost $314,058)		314,058

Total Investments
(Cost $3,808,548)	99.89%	4,870,091

Other Assets in Excess of Liabilities	0.11%	5,270

Net Assets	100.00%	$4,875,361
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND II AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 97.78%
Consumer Discretionary - 18.18%
Diversified Consumer Services - 2.30%
Bright Horizons Family Solutions Inc.**	4,600	$333,454
Grand Canyon Education Inc.**	7,200	515,592
		849,046

Hotels Restaurants & Leisure - 4.14%
Jack in the Box Inc.	2,500	254,300
Sonic Corp.	12,800	324,608
Vail Resorts Inc.	3,200	614,080
Wingstop Inc.	11,900	336,532
		1,529,520

Internet & Direct Marketing Retail - 1.64%
Duluth Holdings Inc. - Class B**	6,900	146,901
Nutrisystem Inc.	8,300	460,650
		607,551

Leisure Products - 0.66%
Callaway Golf Co.	22,100	244,647

Media - 6.42%
IMAX Corp. (Canada)**	18,900	642,600
Lions Gate Entertainment Corp. - Class A	12,040	319,782
Lions Gate Entertainment Corp. - Class B**	12,357	301,264
Live Nation Entertainment Inc.**	24,813	753,571
National CineMedia Inc.	28,300	357,429
		2,374,646

Multiline Retail - 0.67%
Big Lots Inc.	5,100	248,268

Specialty Retail - 2.35%
Burlington Stores Inc.**	5,100	496,179
Party City Holdco Inc.**	26,600	373,730
		869,909

Total Consumer Discretionary
(Cost $6,322,482)		6,723,587

Consumer Staples - 2.50%
Beverages - 1.30%
MGP Ingredients Inc.	8,900	482,647

Food & Staples Retailing - 1.20%
PriceSmart Inc.	4,800	442,560

Total Consumer Staples
(Cost $868,680)		925,207

Energy - 2.94%
Oil Gas & Consumable Fuels - 2.94%
PDC Energy Inc.**	6,900	430,215
RSP Permian Inc.**	8,900	368,727
SRC Energy Inc.**	34,000	286,960
		1,085,902

Total Energy
(Cost $1,235,430)		1,085,902

Financials - 9.05%
Banks - 3.19%
Bank of the Ozarks Inc.	10,723	557,703
Eagle Bancorp Inc.**	10,400	620,880
		1,178,583

Capital Markets - 3.49%
Evercore Partners Inc. - Class A	11,400	888,060
MarketAxess Holdings Inc.	2,140	401,229
		1,289,289

Insurance - 0.95%
AMERISAFE Inc.	5,420	351,758
	Shares	Market Value
Thrifts & Mortgage Finance - 1.42%
LendingTree Inc.**	4,200	$526,470

Total Financials
(Cost $2,959,180)		3,346,100

Health Care - 23.97%
Biotechnology - 3.07%
Prothena Corp. PLC (Ireland)**	5,500	306,845
Sage Therapeutics Inc.**	5,000	355,350
Veracyte Inc.**	51,400	471,852
		1,134,047

Health Care Equipment & Supplies - 8.09%
Glaukos Corp.**	22,200	1,138,860
Globus Medical Inc. - Class A**	13,700	405,794
K2M Group Holdings Inc.**	17,700	363,027
Nevro Corp.**	7,580	710,246
Oxford Immunotec Global PLC (Great Britain)**	24,100	373,309
		2,991,236

Health Care Providers & Services - 6.80%
Acadia Healthcare Co. Inc.**	14,600	636,560
Amedisys Inc.**	14,900	761,241
HealthEquity Inc.**	13,500	573,075
LHC Group Inc.**	10,100	544,390
		2,515,266

Health Care Technology - 3.53%
Medidata Solutions Inc.**	10,500	605,745
Veeva Systems Inc. - Class A**	13,600	697,408
		1,303,153

Life Sciences Tools & Services - 0.78%
Albany Molecular Research Inc.**	20,550	288,316

Pharmaceuticals - 1.70%
Intersect ENT Inc.**	23,400	401,310
Pacira Pharmaceuticals Inc.**	5,000	228,000
		629,310

Total Health Care
(Cost $7,496,990)		8,861,328

Industrials - 9.71%
Aerospace & Defense - 1.25%
Hexcel Corp.	8,450	460,948

Commercial Services & Supplies - 1.94%
Herman Miller Inc.	10,800	340,740
Ritchie Bros Auctioneers Inc. (Canada)	11,400	375,060
		715,800

Electrical Equipment - 1.51%
Generac Holdings Inc.**	15,000	559,200

Machinery - 0.72%
Proto Labs Inc.**	5,200	265,720

Professional Services - 3.36%
Advisory Board Co./The**	18,400	861,120
Huron Consulting Group Inc.**	9,100	383,110
		1,244,230

Road & Rail - 0.93%
Saia Inc.**	7,800	345,540

Total Industrials
(Cost $3,518,725)		3,591,438

Information Technology - 25.27%
Internet Software & Services - 4.46%
2U Inc.**	10,900	432,294
Envestnet Inc.**	18,600	600,780
GoDaddy Inc. - Class A**	16,300	617,770
		1,650,844

	Shares	Market Value
IT Services - 2.54%
EPAM Systems Inc.**	6,600	$498,432
Square Inc. - Class A**	25,500	440,640
		939,072

Semiconductors & Semi Equipment - 8.29%
Impinj Inc.**	16,200	490,374
Inphi Corp.**	9,200	449,144
M/A-Com Technology Solutions Holdings Inc.**	11,900	574,770
Microsemi Corp.**	13,300	685,349
Monolithic Power Systems Inc.	9,400	865,740
		3,065,377

Software - 9.98%
Fortinet Inc.**	11,500	441,025
Globant SA (Luxembourg)**	15,400	560,560
Guidewire Software Inc.**	8,821	496,887
RingCentral Inc. - Class A**	18,400	520,720
Take-Two Interactive Software Inc.**	9,384	556,190
Tyler Technologies Inc.**	3,383	522,876
Zendesk Inc.**	21,100	591,644
		3,689,902

Total Information Technology
(Cost $8,608,974)		9,345,195

Materials - 2.72%
Chemicals - 2.72%
Flotek Industries Inc.**	31,300	400,327
PolyOne Corp.	17,700	603,393
		1,003,720

Total Materials
(Cost $897,527)		1,003,720

Real Estate - 1.65%
Equity Real Estate Investment Trusts (REITs) - 1.65%
QTS Realty Trust Inc. - Class A	12,500	609,375

Total Real Estate
(Cost $607,990)		609,375

Telecommunication Services - 1.79%
Diversified Telecommunication - 1.79%
Cogent Communications Holdings Inc.	15,400	662,970

Total Telecommunication Services
(Cost $645,568)		662,970

Total Common Stocks
(Cost $33,161,546)		36,154,822

MONEY MARKET MUTUAL FUNDS - 2.36%
Goldman Sachs Financial Square – Government Fund (7 Day Yield 0.601%)	872,579	872,579

Total Money Market Mutual Funds
(Cost $872,579)		872,579

Total Investments
(Cost $34,034,125)	100.14%	37,027,401

Liabilities in Excess of Other Assets	(0.14%)	(52,777)

Net Assets	100.00%	$36,974,624
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 95.40%
Consumer Discretionary - 15.51%
Automobiles - 2.85%
Toyota Motor Corp. (Japan)	26,500	$1,438,184

Hotels Restaurants & Leisure - 6.60%
McDonald's Corp.	12,435	1,611,700
Whitbread PLC (United Kingdom)	34,748	1,723,148
		3,334,848

Leisure Products - 2.50%
Mattel Inc.	49,240	1,261,036

Specialty Retail - 3.56%
Lowe's Cos Inc.	21,900	1,800,399

Total Consumer Discretionary
(Cost $6,955,991)		7,834,467

Consumer Staples - 13.64%
Food & Staples Retailing - 3.33%
Wal-Mart Stores Inc.	23,327	1,681,410

Food Products - 3.37%
Nestle SA ADR (Switzerland)	22,145	1,702,950

Household Products - 3.26%
Kimberly-Clark Corp.	12,514	1,647,218

Tobacco - 3.68%
British American Tobacco PLC ADR (United Kingdom)	28,030	1,858,950

Total Consumer Staples
(Cost $5,698,678)		6,890,528

Energy - 5.48%
Oil Gas & Consumable Fuels - 5.48%
Occidental Petroleum Corp.	20,121	1,274,866
Total SA ADR (France)	29,630	1,493,945
		2,768,811

Total Energy
(Cost $2,433,811)		2,768,811

Financials - 13.66%
Banks - 3.65%
US Bancorp	35,806	1,844,009

Insurance - 10.01%
Allianz SE (Germany)	9,700	1,796,925
Chubb Ltd. (Switzerland)	11,800	1,607,750
Power Financial Corp. (Canada)	62,500	1,652,912
		5,057,587

Total Financials
(Cost $5,907,622)		6,901,596

Health Care - 13.12%
Biotechnology - 3.12%
AbbVie Inc.	24,189	1,576,155

Pharmaceuticals - 10.00%
Bayer AG (Germany)	15,500	1,786,652
Novartis AG ADR (Switzerland)	21,910	1,627,256
Roche Holding AG (Switzerland)	6,400	1,634,423
		5,048,331

Total Health Care
(Cost $5,183,639)		6,624,486

Industrials - 9.67%
Commercial Services & Supplies - 2.51%
Brambles Ltd. (Australia)	177,400	1,267,239

	Shares	Market Value
Professional Services - 3.21%
Adecco Group AG (Switzerland)	22,800	$1,619,548

Road & Rail - 3.95%
CSX Corp.	42,900	1,996,995

Total Industrials
(Cost $4,110,200)		4,883,782

Information Technology - 12.43%
IT Services - 3.22%
Broadridge Financial Solutions Inc.	23,900	1,624,005

Semiconductors & Semi Equipment - 2.82%
QUALCOMM Inc.	24,837	1,424,154

Software - 2.38%
The Sage Group PLC (United Kingdom)	152,152	1,201,931

Technology Hardware Storage & Peripherals - 4.01%
Apple Inc.	14,100	2,025,606

Total Information Technology
(Cost $5,289,745)		6,275,696

Materials - 3.15%
Chemicals - 3.15%
Koninklijke DSM N.V. (Netherlands)	23,559	1,593,668

Total Materials
(Cost $1,591,948)		1,593,668

Telecommunication Services - 2.46%
Diversified Telecommunication Services - 2.46%
BT Group PLC (United Kingdom)	311,500	1,241,867

Total Telecommunication Services
(Cost $1,411,056)		1,241,867

Utilities - 6.28%
Electric Utilities - 3.08%
Edison International	19,511	1,553,271

Multi-Utilities - 3.20%
Canadian Utilities Ltd. - Class A (Canada)	55,235	1,618,194

Total Utilities
(Cost $2,734,248)		3,171,465

Total Common Stocks
(Cost $41,316,938)		48,186,366

MONEY MARKET MUTUAL FUNDS - 4.15%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	2,094,734	2,094,734

Total Money Market Mutual Funds
(Cost $2,094,734)		2,094,734

Total Investments
(Cost $43,411,672)	99.55%	50,281,100

Other Assets in Excess of Liabilities	0.45%	226,098

Net Assets	100.00%	$50,507,198

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Westcore Global Large-Cap Dividend Fund
Country Breakdown as of March 31, 2017 (Unaudited)
Country	Market Value	%
United States	$23,415,558	46.36%
Switzerland	8,191,927	16.22%
United Kingdom	6,025,896	11.93%
Germany	3,583,577	7.10%
Canada	3,271,106	6.47%
Netherlands	1,593,668	3.15%
France	1,493,945	2.96%
Japan	1,438,184	2.85%
Australia	1,267,239	2.51%
Total Investments	50,281,100	99.55%
Other Assets in Excess of Liabilities	226,098	0.45%
Net Assets	$50,507,198	100.00%

WESTCORE LARGE-CAP DIVIDEND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS		99.73%
Consumer Discretionary		21.16%
Hotels Restaurants & Leisure		7.61%
McDonald's Corp.	3,665	$475,020
Yum! Brands Inc.	6,961	444,808
		919,828

Leisure Equipment & Products		3.33%
Mattel Inc.	15,730	402,845

Multiline Retail		2.77%
Target Corp.	6,074	335,224

Specialty Retail		4.20%
Lowe's Cos. Inc.	6,175	507,647

Textiles Apparel & Luxury Goods		3.25%
Polo Ralph Lauren Corp.	4,809	392,511

Total Consumer Discretionary
(Cost $2,653,810)		2,558,055

Consumer Staples		15.41%
Food & Staples Retailing		3.82%
Wal-Mart Stores Inc.	6,412	462,177

Food Products		7.41%
General Mills Inc.	7,088	418,263
Nestle SA (Switzerland)	6,205	$477,164
		895,427

Household Products		4.18%
Kimberly-Clark Corp.	3,840	505,459

Total Consumer Staples
(Cost $1,776,775)		1,863,063

Energy		3.22%
Oil Gas & Consumable Fuels		3.22%
Occidental Petroleum Corp.	6,144	389,284

Total Energy
(Cost $444,550)		389,284

Financials		7.39%
Banks		3.63%
US Bancorp	8,523	438,935

Insurance		3.76%
Chubb Ltd.	3,337	454,666

Total Financials
(Cost $887,925)		893,601

Health Care		14.97%
Biotechnology		7.17%
AbbVie Inc.	7,042	458,857
Gilead Sciences Inc.	6,012	408,335
		867,192

Health Care Providers & Services		4.01%
Cardinal Health Inc.	5,939	484,325

Pharmaceuticals		3.79%
Pfizer Inc.	13,400	458,414

Total Health Care
(Cost $1,735,680)		1,809,931

Industrials		7.86%
Aerospace/Defense		3.94%
L3 Technologies, Inc.	2,885	476,862

	Shares	Market Value
Road & Rail		3.92%
CSX Corp.	10,184	$474,065

Total Industrials
(Cost $815,891)		950,927

Information Technology		18.27%
IT Services		7.55%
Broadridge Financial Solutions Inc.	6,665	452,887
International Business Machines Corp.	2,644	460,426
		913,313

Semiconductors & Semi Equipment		6.74%
QUALCOMM Inc.	6,689	383,547
Xilinx Inc.	7,452	431,396
		814,943

Technology Hardware Storage & Peripherals		3.98%
Apple Inc.	3,351	481,405

Total Information Technology
(Cost $1,821,520)		2,209,661

Materials		3.90%
Chemicals		3.90%
Eastman Chemical Co.	5,831	471,145

Total Materials
(Cost $444,381)		471,145

Utilities		7.55%
Electric Utilities		4.04%
Edison International	6,141	488,885

Independent Power and Renewable Electricity Product		3.51%
AES Corp.	37,938	424,147

Total Utilities
(Cost $886,365)		913,032

Total Common Stocks
(Cost $11,466,897)		12,058,699

MONEY MARKET MUTUAL FUNDS		0.25%
Goldman Sachs Financial Square – Government Fund (7 Day Yield 0.601%)	29,997	29,997

Total Money Market Mutual Funds
(Cost $29,997)		29,997

Total Investments
(Cost $11,496,894)	99.98%	12,088,696

Other Assets in Excess of Liabilities	0.02%	3,191

Net Assets	100.00%	$12,091,887

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 96.66%
Basic Materials - 5.47%
Chemicals - 1.70%
Compass Minerals International Inc.	10,205	$692,409
Eastman Chemical Co.	10,300	832,240
		1,524,649

Forestry & Paper - 1.82%
WestRock Co.	31,400	1,633,742

Other Materials (Rubber & Plastic) - 1.07%
Westlake Chemical Corp.	14,450	954,423

Specialty Chemicals - 0.88%
The Mosaic Co.	27,150	792,237

Total Basic Materials
(Cost $4,457,972)		4,905,051

Capital Goods - 11.51%
Aerospace / Defense Suppliers - 0.91%
CAE Inc. (Canada)	53,445	817,174

Agricultural Products - 4.03%
Ingredion Inc.	19,000	2,288,170
Tyson Foods Inc. - Class A	21,470	1,324,914
		3,613,084

Engineering & Construction - 1.03%
EMCOR Group Inc.	14,625	920,644

Environmental / Pollution Control - 1.51%
Republic Services Inc.	21,650	1,359,837

Farm Equipment - 1.46%
AGCO Corp.	21,797	1,311,743

Industrial Products - 1.67%
Parker Hannifin Corp.	9,325	1,494,984

Transportation Equipment & Parts - 0.90%
Oshkosh Corp.	11,850	812,791

Total Capital Goods
(Cost $7,664,424)		10,330,257

Consumer - 14.59%
Beverages: Non-Alcoholic - 1.63%
Dr. Pepper Snapple Group Inc.	14,883	1,457,343

Clothing & Accessories - 2.91%
Foot Locker Inc.	14,650	1,095,967
PVH Corp.	14,669	1,517,801
		2,613,768

Consumer Durables - 1.12%
Whirlpool Corp.	5,883	1,007,934

Consumer Products - 1.02%
The Estee Lauder Cos Inc. - Class A	10,829	918,191

General Merchandise - 0.98%
Dollar General Corp.	12,600	878,598

Motor Vehicle Parts - 1.25%
The Goodyear Tire & Rubber Co.	31,005	1,116,180

Publishing & Media - 0.92%
Cinemark Holdings Inc.	18,570	823,394

Recreation & Leisure - 1.26%
Mattel Inc.	44,203	1,132,039

Restaurants - 1.04%
Brinker International Inc.	21,300	936,348

Specialty Retail - 2.46%
Dick's Sporting Goods Inc.	20,494	997,238
	Shares	Market Value
Specialty Retail (continued)
Williams-Sonoma Inc.	22,586	$1,211,061
		2,208,299

Total Consumer
(Cost $11,498,880)		13,092,094

Energy - 9.05%
Exploration & Production - 5.04%
EQT Corp.	23,050	1,408,355
Noble Energy Inc.	52,700	1,809,718
SM Energy Co.	54,200	1,301,884
		4,519,957

Oil Services - 1.27%
Helmerich & Payne Inc.	17,150	1,141,675

Pipelines - 1.56%
Targa Resources Corp.	23,350	1,398,665

Refining & Marketing - 1.18%
Marathon Petroleum Corp.	21,000	1,061,340

Total Energy
(Cost $7,391,996)		8,121,637

Interest Rate Sensitive - 17.09%
Insurance / Real Estate Brokers - 2.05%
Realogy Holdings Corp.	61,800	1,841,022

Integrated Financial Services - 0.98%
Voya Financial Inc.	23,200	880,672

Life & Health Insurance - 2.60%
CNO Financial Group Inc.	43,101	883,570
UNUM Group	30,995	1,453,356
		2,336,926

Other Banks - 3.03%
BOK Financial Corp.	14,085	1,102,433
FNB Corp.	52,700	783,649
PacWest Bancorp	15,600	830,856
		2,716,938

Property Casualty Insurance - 3.57%
AmTrust Financial Services Inc.	93,486	1,725,752
Validus Holdings Ltd. (Bermuda)	26,145	1,474,316
		3,200,068

Regional Banks - 3.90%
Fifth Third Bancorp	45,700	1,160,780
Investors Bancorp Inc.	95,000	1,366,100
KeyCorp	54,950	977,011
		3,503,891

Securities & Asset Management - 0.96%
NASDAQ Inc.	12,390	860,486

Total Interest Rate Sensitive
(Cost $13,156,711)		15,340,003

Medical / Healthcare - 6.91%
Healthcare Services - 4.38%
AmerisourceBergen Corp.	19,105	1,690,792
Cardinal Health Inc.	14,085	1,148,632
Universal Health Services Inc. - Class B	8,811	1,096,529
		3,935,953

Pharmaceuticals - 2.53%
Grifols SA ADR (Spain)	76,650	1,446,769
Perrigo Co. PLC (Ireland)	12,400	823,236
		2,270,005

Total Medical / Healthcare
(Cost $4,946,408)		6,205,958

REITs - 10.36%
Diversified And Specialty REITs - 4.04%
CyrusOne Inc.	45,600	2,347,032

	Shares	Market Value
Diversified And Specialty REITs (continued)
Uniti Group Inc.	49,300	$1,274,405
		3,621,437

Multi-Family - 2.16%
Equity Residential	16,800	1,045,296
Mid-America Apartment Communities Inc.	8,790	894,295
		1,939,591

Office - 1.84%
Gramercy Property Trust	62,850	1,652,955

Retail - 2.32%
Retail Properties of America Inc. - Class A	76,250	1,099,525
Tanger Factory Outlet Centers Inc.	30,050	984,738
		2,084,263

Total REITs
(Cost $9,270,718)		9,298,246

Technology - 11.20%
Cable/Satellite/Telecommunication Services - 1.44%
TELUS Corp. (Canada)	39,650	1,287,832

Computer Software - 1.60%
Dolby Laboratories Inc. - Class A	27,450	1,438,655

IT Services - 3.40%
Amdocs Ltd.	22,190	1,353,368
CSRA Inc.	58,100	1,701,749
		3,055,117

Semiconductor Cap Equipment - 1.79%
Lam Research Corp.	12,500	1,604,500

Technology Resellers / Distributors - 1.96%
Avnet Inc.	38,450	1,759,472

Telecomm Equipment & Solutions - 1.01%
Juniper Networks Inc.	32,400	901,692

Total Technology
(Cost $8,837,549)		10,047,268

Utilities - 10.48%
Independent Power - 2.44%
Public Service Enterprise Group Inc.	49,300	2,186,455

Integrated Gas & Electric - 3.44%
OGE Energy Corp.	36,050	1,261,029
Xcel Energy Inc.	41,165	1,829,784
		3,090,813

Regulated Electric - 4.60%
Edison International	26,949	2,145,410
Great Plains Energy Inc.	67,765	1,980,093
		4,125,503

Total Utilities
(Cost $7,989,788)		9,402,771

Total Common Stocks
(Cost $75,214,446)		86,743,285

MONEY MARKET MUTUAL FUNDS - 3.19%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.556%)	250,000	250,000
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	2,610,666	2,610,666

Total Money Market Mutual Funds
(Cost $2,860,666)		2,860,666
	Shares	Market Value
Total Investments
(Cost $78,075,112)	99.85%	89,603,951

Other Assets in Excess of Liabilities	0.15%	134,329

Net Assets	100.00%	$89,738,280

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE DIVIDEND FUND II AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 97.26%
Basic Materials - 5.50%
Chemicals - 1.71%
Compass Minerals International Inc.	4,030	$273,436
Eastman Chemical Co.	4,070	328,856
		602,292

Forestry & Paper - 1.83%
WestRock Co.	12,410	645,692

Other Materials (Rubber & Plastic) - 1.07%
Westlake Chemical Corp.	5,710	377,146

Specialty Chemicals - 0.89%
The Mosaic Co.	10,730	313,101

Total Basic Materials
(Cost $1,952,779)		1,938,231

Capital Goods - 11.58%
Aerospace/Defense Suppliers - 0.92%
CAE Inc.	21,110	322,772

Agricultural Products - 4.05%
Ingredion Inc.	7,510	904,429
Tyson Foods Inc. - Class A	8,470	522,684
		1,427,113

Engineering & Construction - 1.03%
EMCOR Group Inc.	5,770	363,222

Environmental/Pollution Control - 1.52%
Republic Services Inc.	8,540	536,397

Farm Equipment - 1.47%
AGCO Corp.	8,620	518,752

Industrial Products - 1.68%
Parker Hannifin Corp.	3,679	589,817

Transportation Equipment & Parts - 0.91%
Oshkosh Corp.	4,680	321,001

Total Capital Goods
(Cost $3,946,480)		4,079,074

Consumer - 14.67%
Beverages: Non-Alcoholic - 1.63%
Dr Pepper Snapple Group Inc.	5,878	575,574

Clothing & Accessories - 2.93%
Foot Locker Inc.	5,780	432,402
PVH Corp.	5,795	599,608
		1,032,010

Consumer Durables - 1.13%
Whirlpool Corp.	2,326	398,514

Consumer Products - 1.03%
The Estee Lauder Cos Inc. - Class A	4,278	362,732

General Merchandise - 0.98%
Dollar General Corp.	4,970	346,558

Motor Vehicle Parts - 1.25%
Goodyear Tire & Rubber Co.	12,236	440,496

Publishing & Media - 0.92%
Cinemark Holdings Inc.	7,330	325,012
	Shares	Market Value
Recreation & Leisure - 1.27%
Mattel Inc.	17,466	$447,304

Restaurants - 1.05%
Brinker International Inc.	8,400	369,264

Specialty Retail - 2.48%
Dick's Sporting Goods Inc.	8,076	392,978
Williams-Sonoma Inc.	8,930	478,827
		871,805

Total Consumer
(Cost $4,996,353)		5,169,269

Energy - 9.11%
Exploration & Production - 5.07%
EQT Corp.	9,120	557,232
Noble Energy Inc.	20,790	713,929
SM Energy Co.	21,372	513,355
		1,784,516

Oil Services - 1.28%
Helmerich & Payne Inc.	6,790	452,010

Pipelines - 1.57%
Targa Resources Corp.	9,230	552,877

Refining & Marketing - 1.19%
Marathon Petroleum Corp.	8,300	419,482

Total Energy
(Cost $3,444,384)		3,208,885

Interest Rate Sensitive - 17.20%
Insurance/Real Estate Brokers - 2.06%
Realogy Holdings Corp.	24,340	725,089

Integrated Financial Services - 1.00%
Voya Financial Inc.	9,300	353,028

Life & Health Insurance - 2.62%
CNO Financial Group Inc.	16,990	348,295
Unum Group	12,241	573,980
		922,275

Other Banks - 3.04%
BOK Financial Corp.	5,560	435,181
FNB Corp.	20,780	308,999
PacWest Bancorp	6,170	328,614
		1,072,794

Property Casualty Insurance - 3.59%
AmTrust Financial Services Inc.	36,960	682,281
Validus Holdings Ltd. (Bermuda)	10,320	581,945
		1,264,226

Regional Banks - 3.93%
Fifth Third Bancorp	18,000	457,200
Investors Bancorp Inc.	37,703	542,169
KeyCorp	21,640	384,759
		1,384,128

Securities & Asset Management - 0.96%
The NASDAQ OMX Group Inc.	4,890	339,611

Total Interest Rate Sensitive
(Cost $6,356,049)		6,061,151

Medical/Healthcare - 6.96%
Healthcare Services - 4.41%
AmerisourceBergen Corp.	7,540	667,290
Cardinal Health Inc.	5,560	453,418

	Shares	Market Value
Healthcare Services (continued)
Universal Health Services Inc. - Class B	3,480	$433,086
		1,553,794

Pharmaceuticals - 2.55%
Grifols SA (Spain)	30,320	572,290
Perrigo Co. PLC (Ireland)	4,890	324,647
		896,937

Total Medical/Healthcare
(Cost $2,265,295)		2,450,731

REITs - 10.43%
Diversified and Specialty REITs - 4.06%
CyrusOne Inc.	18,010	926,975
Uniti Group Inc.	19,540	505,109
		1,432,084

Multi-Family REITs - 2.17%
Equity Residential	6,640	413,141
Mid-America Apartment Communities Inc.	3,466	352,631
		765,772

Office REITs - 1.86%
Gramercy Property Trust	24,863	653,897

Retail REITs - 2.34%
Retail Properties of America Inc. - Class A	30,130	434,474
Tanger Factory Outlet Centers Inc.	11,880	389,308
		823,782

Total REITs
(Cost $3,630,129)		3,675,535

Technology - 11.26%
Cable/Satellite/Telecommunication Services - 1.44%
TELUS Corp. (Canada)	15,640	507,987

Computer Software - 1.61%
Dolby Laboratories Inc. - Class A	10,830	567,600

IT Services - 3.43%
Amdocs Ltd.	8,755	533,967
CSRA Inc.	22,930	671,620
		1,205,587

Semiconductor Cap Equipment - 1.80%
Lam Research Corp.	4,939	633,970

Technology Resellers/Distributors - 1.97%
Avnet Inc.	15,180	694,637

Telecommunication Equipment & Solutions - 1.01%
Juniper Networks Inc.	12,790	355,946

Total Technology
(Cost $3,694,870)		3,965,727

Utilities - 10.55%
Independent Power - 2.45%
Public Service Enterprise Group Inc.	19,480	863,938

Integrated Gas & Electric - 3.47%
OGE Energy Corp.	14,240	498,115
Xcel Energy Inc.	16,270	723,202
		1,221,317

Regulated Electric - 4.63%
Edison International	10,650	847,846
	Shares	Market Value
Regulated Electric (continued)
Great Plains Energy Inc.	26,790	$782,804
		1,630,650

Total Utilities
(Cost $3,488,483)		3,715,905

Total Common Stocks
(Cost $33,774,822)		34,264,508

MONEY MARKET MUTUAL FUNDS - 2.59%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	912,426	912,426

Total Money Market Mutual Funds
(Cost $912,426)		912,426

Total Investments
(Cost $34,687,248)	99.85%	35,176,934

Other Assets in Excess of Liabilities	0.15%	53,575

Net Assets	100.00%	$35,230,509

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 102.01%
Basic Materials - 5.95%
Chemicals - 2.29%
Compass Minerals International Inc.	67	$4,546
Eastman Chemical Co.	82	6,626
		11,172

Forestry & Paper - 1.54%
WestRock Co.	144	7,492

Other Materials (Rubber & Plastic) - 1.09%
Westlake Chemical Corp.	80	5,284

Specialty Chemicals - 1.03%
The Mosaic Co.	172	5,019

Total Basic Materials
(Cost $29,496)		28,967

Capital Goods - 11.73%
Agricultural Products - 3.34%
Dean Foods Co.	563	11,069
Ingredion Inc.	43	5,178
		16,247

Engineering & Construction - 1.27%
Tetra Tech Inc.	151	6,168

Farm Equipment - 1.63%
AGCO Corp.	132	7,944

Industrial Products - 2.49%
Global Brass & Copper Holdings Inc.	150	5,160
Regal Beloit Corp.	92	6,960
		12,120

Transportation Equipment & Parts - 3.00%
The Greenbrier Cos Inc.	218	9,396
Oshkosh Truck Corp.	76	5,213
		14,609

Total Capital Goods
(Cost $57,592)		57,088

Consumer - 13.70%
Clothing & Accessories - 4.61%
Abercrombie & Fitch Co. - Class A	473	5,643
Caleres Inc.	218	5,760
The Cato Corp. - Class A	271	5,951
Foot Locker Inc.	68	5,087
		22,441

Food Products - 1.14%
AdvancePierre Foods Holdings Inc.	179	5,579

General Merchandise - 1.00%
Big Lots Inc.	100	4,868

Motor Vehicle Parts - 1.07%
The Goodyear Tire & Rubber Co.	145	5,220

Publishing & Media - 2.69%
AMC Entertainment Holdings Inc. - Class A	220	6,919
Sinclair Broadcast Group Inc. - Class A	152	6,156
		13,075

Restaurants - 2.16%
Bloomin' Brands Inc.	532	10,496
	Shares	Market Value
Specialty Retail - 1.03%
Dick's Sporting Goods Inc.	103	$5,012

Total Consumer
(Cost $68,184)		66,691

Energy - 6.81%
Exploration & Production - 4.61%
Enerplus Corp. (Canada)	888	7,148
EQT Corp.	86	5,255
SM Energy Co.	418	10,040
		22,443

Oil Services - 2.20%
Helmerich & Payne Inc.	86	5,725
Oceaneering International Inc.	185	5,010
		10,735

Total Energy
(Cost $38,236)		33,178

Interest Rate Sensitive - 28.54%
Insurance / Real Estate Brokers - 2.59%
Realogy Holdings Corp.	423	12,601

Integrated Financial Services - 1.56%
Voya Financial Inc.	200	7,592

Life & Health Insurance - 2.50%
CNO Financial Group Inc.	246	5,043
Unum Group	152	7,127
		12,170

Other Banks - 7.91%
BOK Financial Corp.	94	7,357
FNB Corp.	498	7,405
Hancock Holding Co.	167	7,607
Independent Bank Corp.	80	5,200
PacWest Bancorp	92	4,900
Valley National Bancorp	512	6,042
		38,511

Property Casualty Insurance - 4.89%
AmTrust Financial Services Inc.	542	10,005
Radian Group Inc.	423	7,597
Validus Holdings Ltd. (Bermuda)	110	6,203
		23,805

Regional Banks - 5.19%
Fifth Third Bancorp	378	9,601
First Horizon National Corp.	355	6,568
KeyCorp	510	9,068
		25,237

Securities & Asset Management - 2.73%
Artisan Partners Asset Management Inc. - Class A	303	8,363
NASDAQ Inc.	71	4,931
		13,294

Thrifts - 1.17%
IBERIABANK Corp.	72	5,695

Total Interest Rate Sensitive
(Cost $143,185)		138,905

Medical / Healthcare - 6.03%
Healthcare Services - 1.42%
AmerisourceBergen Corp.	78	6,903

Pharmaceuticals - 4.61%
Grifols SA ADR (Spain)	394	7,437
Perrigo Co. PLC	87	5,776

	Shares	Market Value
Pharmaceuticals (continued)
Phibro Animal Health Corp. - Class A	329	$9,245
		22,458

Total Medical / Healthcare
(Cost $29,309)		29,361

REITs - 12.50%
Diversified & Specialty REITs - 5.56%
CyrusOne Inc.	255	13,125
The GEO Group Inc.	139	6,445
Uniti Group Inc.	290	7,497
		27,067

Multi-Family - 1.01%
Equity Residential	79	4,915

Office - 1.81%
Gramercy Property Trust	334	8,784

Retail - 4.12%
CBL & Associates Properties Inc.	815	7,775
Retail Properties of America Inc. - Class A	427	6,158
Tanger Factory Outlet Centers Inc.	187	6,128
		20,061

Total REITs
(Cost $61,067)		60,827

Technology - 10.74%
Computer Software - 2.51%
Monotype Imaging Holdings Inc.	352	7,075
TiVo Corp.	275	5,156
		12,231

Electronic Equipment - 1.55%
MTS Systems Corp.	137	7,542

IT Services - 2.10%
Amdocs Ltd.	86	5,245
CSRA Inc.	169	4,950
		10,195

Semiconductor Cap Equipment - 2.58%
Lam Research Corp.	48	6,161
MKS Instruments Inc.	93	6,394
		12,555

Technology Resellers & Distributors - 2.00%
Avnet Inc.	213	9,747

Total Technology
(Cost $52,081)		52,270

Utilities - 6.01%
Gas Utilities - 1.93%
Spire Inc.	139	9,383

Independent Power - 1.05%
Public Service Enterprise Group Inc.	115	5,100

Regulated Electric - 3.03%
ALLETE Inc.	98	6,636
Great Plains Energy Inc.	278	8,123
		14,759

Total Utilities
(Cost $28,178)		29,242

Total Common Stocks
(Cost $507,328)		496,529
	Shares	Market Value
MONEY MARKET MUTUAL FUNDS - 2.02%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	9,815	9,815

Total Money Market Mutual Funds
(Cost $9,815)		9,815

Total Investments
(Cost $517,143)	104.03%	506,344

Liabilities in Excess of Other Assets	(4.03%)	(19,600)

Net Assets	100.00%	$486,744

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 97.78%
Basic Materials - 4.22%
Chemicals - 1.32%
Compass Minerals International Inc.	40,600	$2,754,710

Forestry & Paper - 0.50%
P.H. Glatfelter Co.	47,800	1,039,172

Non-Ferrous Metals - 1.04%
Materion Corp.	64,250	2,155,588

Specialty Chemicals - 1.36%
Minerals Technologies Inc.	36,859	2,823,399

Total Basic Materials
(Cost $7,567,854)		8,772,869

Capital Goods - 15.57%
Agricultural Products - 3.31%
Dean Foods Co.	349,125	6,863,798

Electrical Equipment - 1.58%
Watts Water Technologies Inc. - Class A	52,705	3,286,157

Engineering & Construction - 3.65%
Chicago Bridge & Iron Co. N.V. (Netherlands)	92,500	2,844,375
Tetra Tech Inc.	116,150	4,744,727
		7,589,102

Industrial Products - 5.19%
Global Brass & Copper Holdings Inc.	78,030	2,684,232
ITT Corp.	53,900	2,210,978
Regal Beloit Corp.	45,146	3,415,295
The Timken Co.	54,850	2,479,220
		10,789,725

Transportation Equipment & Parts - 1.84%
The Greenbrier Cos Inc.	88,800	3,827,280

Total Capital Goods
(Cost $26,447,793)		32,356,062

Consumer - 13.56%
Clothing & Accessories - 3.20%
Abercrombie & Fitch Co. - Class A	197,235	2,353,013
Caleres Inc.	96,490	2,549,266
The Cato Corp. - Class A	78,900	1,732,644
		6,634,923

Food Products - 1.17%
AdvancePierre Foods Holdings Inc.	77,700	2,421,909

General Merchandise - 1.56%
Big Lots Inc.	66,600	3,242,088

Publishing & Media - 4.60%
AMC Entertainment Holdings Inc. - Class A	109,555	3,445,505
Graham Holdings Co. - Class B	3,650	2,188,357
Sinclair Broadcast Group Inc. - Class A	97,000	3,928,500
		9,562,362

Restaurants - 3.03%
Bloomin' Brands Inc.	178,600	3,523,778
Brinker International Inc.	63,210	2,778,712
		6,302,490

Total Consumer
(Cost $27,186,484)		28,163,772

Energy - 4.29%
Exploration & Production - 3.29%
Enerplus Corp. (Canada)	347,200	2,794,960
SM Energy Co.	168,130	4,038,483
		6,833,443
	Shares	Market Value
Oil Services - 1.00%
Oceaneering International Inc.	76,400	$2,068,912

Total Energy
(Cost $10,916,730)		8,902,355

Interest Rate Sensitive - 29.98%
Insurance / Real Estate Brokers - 2.01%
Realogy Holdings Corp.	140,400	4,182,516

Life & Health Insurance - 1.45%
CNO Financial Group Inc.	147,100	3,015,550

Other Banks - 14.75%
First Midwest Bancorp Inc.	138,945	3,290,218
FNB Corp.	231,640	3,444,487
Hancock Holding Co.	112,055	5,104,105
Independent Bank Corp.	32,400	2,106,000
Umpqua Holdings Corp.	239,050	4,240,747
United Community Banks Inc.	139,615	3,865,939
Valley National Bancorp	286,100	3,375,980
Westamerica Bancorporation	37,126	2,072,745
Wintrust Financial Corp.	45,462	3,142,333
		30,642,554

Property Casualty Insurance - 4.06%
AmTrust Financial Services Inc.	239,735	4,425,508
Radian Group Inc.	223,666	4,017,041
		8,442,549

Regional Banks - 3.61%
First Horizon National Corp.	263,365	4,872,253
Great Western Bancorp Inc.	61,710	2,617,121
		7,489,374

Securities & Asset Management - 1.56%
Artisan Partners Asset Management Inc. - Class A	117,000	3,229,200

Thrifts - 2.54%
IBERIABANK Corp.	37,195	2,942,124
Northwest Bancshares Inc.	138,525	2,332,761
		5,274,885

Total Interest Rate Sensitive
(Cost $49,198,939)		62,276,628

Medical / Healthcare - 4.16%
Healthcare Services - 1.15%
Aceto Corp.	151,300	2,392,053

Medical Technology - 1.42%
Bio-Techne Corp.	29,135	2,961,573

Pharmaceuticals - 1.59%
Phibro Animal Health Corp. - Class A	117,224	3,293,994

Total Medical / Healthcare
(Cost $8,351,151)		8,647,620

REITs - 9.34%
Diversified And Specialty REITs - 4.91%
CyrusOne Inc.	119,905	6,171,511
The GEO Group Inc.	86,833	4,026,446
		10,197,957

Office - 3.21%
Corporate Office Properties Trust	74,656	2,471,114
Gramercy Property Trust	159,619	4,197,980
		6,669,094

Retail - 1.22%
CBL & Associates Properties Inc.	265,575	2,533,585

Total REITs
(Cost $15,515,870)		19,400,636

Technology - 10.64%
Computer Software - 3.22%
Monotype Imaging Holdings Inc.	153,700	3,089,370
Progress Software Corp.	73,900	2,146,795

	Shares	Market Value
Computer Software (continued)
TiVo Corp.	77,655	$1,456,031
		6,692,196

Electronic Equipment - 1.42%
MTS Systems Corp.	53,600	2,950,680

IT Services - 3.22%
Convergys Corp.	126,300	2,671,245
EVERTEC Inc. (Puerto Rico)	124,400	1,977,960
ManTech International Corp. - Class A	58,915	2,040,226
		6,689,431

Semiconductor Cap Equipment - 1.30%
MKS Instruments Inc.	39,250	2,698,438

Telecommunication Equipment & Solutions - 1.48%
Plantronics Inc.	56,800	3,073,448

Total Technology
(Cost $21,056,463)		22,104,193

Utilities - 6.02%
Gas Utilities - 1.47%
Spire Inc.	45,400	3,064,500

Integrated Gas and Electric - 1.04%
NorthWestern Corp.	36,800	2,160,160

Regulated Electric - 3.51%
ALLETE Inc.	61,100	4,137,081
Portland General Electric Co.	70,900	3,149,378
		7,286,459

Total Utilities
(Cost $10,582,863)		12,511,119

Total Common Stocks
(Cost $176,824,147)		203,135,254

MONEY MARKET MUTUAL FUNDS - 2.64%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	5,483,662	5,483,662

Total Money Market Mutual Funds
(Cost $5,483,662)		5,483,662

Total Investments
(Cost $182,307,809)	100.42%	208,618,916

Liabilities in Excess of Other Assets	(0.42%)	(863,073)

Net Assets	100.00%	$207,755,843

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 98.33%
Consumer Discretionary - 14.62%
Auto Components - 0.44%
Tower International Inc.	2,073	$56,178

Diversified Consumer Services - 1.56%
American Public Education Inc.**	4,062	93,020
Capella Education Co.	1,255	106,706
		199,726

Hotels Restaurants & Leisure - 1.82%
Drive Shack Inc.	15,900	65,985
Red Robin Gourmet Burgers Inc.**	1,009	58,976
Ruth's Hospitality Group Inc.	5,401	108,290
		233,251

Household Durables - 3.62%
Bassett Furniture Industries Inc	3,596	96,733
CSS Industries Inc.	2,025	52,488
Libbey Inc.	2,760	40,241
Lifetime Brands Inc.	5,056	101,626
NACCO Industries Inc. - Class A	1,464	102,187
ZAGG Inc.**	9,727	70,034
		463,309

Internet & Direct Marketing Retail - 0.86%
1-800-Flowers.com Inc. - Class A**	10,784	109,997

Leisure Products - 0.51%
American Outdoor Brands Corp.**	3,278	64,937

Specialty Retail - 3.60%
Big 5 Sporting Goods Corp.	6,880	103,888
Francesca's Holdings Corp.**	2,859	43,886
GNC Holdings Inc.	13,774	101,377
Haverty Furniture Co Inc.	2,540	61,849
Kirkland's Inc.**	7,663	95,021
Zumiez Inc.**	2,940	53,802
		459,823

Textiles Apparel & Luxury Goods - 2.21%
Culp Inc.	3,098	96,658
Unifi Inc.**	3,170	89,996
Vera Bradley Inc.**	10,378	96,619
		283,273

Total Consumer Discretionary
(Cost $1,468,069)		1,870,494

Consumer Staples - 3.47%
Food & Staples Retailing - 0.58%
Ingles Markets Inc. - Class A	1,718	74,132

Food Products - 1.56%
John B Sanfilippo & Son Inc.	1,377	100,782
Landec Corp.**	8,209	98,508
		199,290

Personal Products - 1.33%
Medifast Inc.	2,255	100,054
Nutraceutical International Corp.	2,250	70,088
		170,142

Total Consumer Staples
(Cost $315,735)		443,564

Energy - 4.32%
Energy Equipment & Services - 1.53%
Atwood Oceanics Inc.**	6,323	60,258
Bristow Group Inc.	4,201	63,897
Unit Corp.**	2,986	72,142
		196,297

Oil Gas & Consumable Fuels - 2.79%
Alon USA Energy Inc.	5,547	67,618
Evolution Petroleum Corp.	5,860	46,880
Panhandle Oil and Gas Inc. - Class A	2,259	43,373
Renewable Energy Group Inc.**	10,833	113,205
	Shares	Market Value
Oil Gas & Consumable Fuels (continued)
REX American Resources Corp.**	943	$85,332
		356,408

Total Energy
(Cost $388,447)		552,705

Financials - 26.06%
Banks - 14.65%
American National Bankshares Inc.	2,811	104,710
Arrow Financial Corp.	3,027	102,615
Banc of California Inc.	5,042	104,369
Bancorp Inc.**	15,255	77,800
Central Pacific Financial Corp.	2,140	65,356
Farmers Capital Bank Corp.	2,669	107,828
First Business Financial Services Inc.	4,082	105,969
First Interstate BancSystem Inc. - Class A	2,776	110,068
The First of Long Island Corp.	3,836	103,764
Great Southern Bancorp Inc.	2,056	103,828
Hanmi Financial Corp.	3,187	98,000
Independent Bank Corp.	4,494	93,026
Macatawa Bank Corp.	9,421	93,079
MainSource Financial Group Inc.	2,856	94,048
Mercantile Bank Corp.	2,474	85,106
OFG Bancorp (Puerto Rico)	7,703	90,895
Old Second Bancorp Inc.	4,207	47,329
Park Sterling Corp.	2,644	32,548
Sandy Spring Bancorp Inc.	2,396	98,212
Univest Corp. of Pennsylvania	1,917	49,650
West Bancorporation Inc.	4,622	106,075
		1,874,275

Capital Markets - 1.52%
Diamond Hill Investment Group Inc.	587	114,201
INTL. FCStone Inc.**	1,137	43,160
Westwood Holdings Group Inc.	680	36,319
		193,680

Insurance - 3.54%
EMC Insurance Group Inc.	2,323	65,184
HCI Group Inc.	1,316	59,983
Heritage Insurance Holdings Inc.	6,873	87,768
National Western Life Insurance Co. - Class A	286	86,990
United Fire Group Inc.	1,503	64,283
Universal Insurance Holdings Inc.	3,607	88,372
		452,580

Mortgage Real Estate Investment Trust (REITs) - 1.79%
Capstead Mortgage Corp.	10,050	105,927
Resource Capital Corp.	12,622	123,317
		229,244

Thrifts & Mortgage Finance - 4.56%
BankFinancial Corp.	7,575	109,989
Charter Financial Corp.	5,243	103,130
Flagstar Bancorp Inc.**	3,123	88,037
HomeStreet Inc.**	3,881	108,474
TrustCo Bank Corp.	12,907	101,320
Western New England Bancorp Inc.	6,912	72,576
		583,526

Total Financials
(Cost $2,689,628)		3,333,305

Health Care - 21.05%
Biotechnology - 7.61%
BioSpecifics Technologies Corp.**	2,004	109,819
Cytokinetics Inc.**	7,868	101,104
Emergent Biosolutions Inc.**	2,694	78,234
Fortress Biotech Inc.**	25,106	92,892
Genomic Health Inc. - Class A**	1,526	48,054
MiMedx Group Inc.**	8,124	77,422
Natera Inc.**	7,279	64,565
Repligen Corp**	3,245	114,224
Spectrum Pharmaceuticals Inc.**	16,340	106,210
Veracyte Inc.**	11,215	102,953
Xencor Inc.**	3,245	77,620
		973,097

	Shares	Market Value
Health Care Equipment & Supplies - 3.65%
Anika Therapeutics Inc.**	2,297	$99,782
Exactech Inc.**	4,153	104,655
Lantheus Holdings Inc.**	7,863	98,287
Meridian Bioscience Inc.	3,126	43,139
OraSure Technologies Inc.**	9,377	121,245
		467,108

Health Care Providers & Services - 4.05%
Aceto Corp.	2,459	38,877
Addus HomeCare Corp.**	2,587	82,784
Civitas Solutions Inc.**	6,126	112,412
Ensign Group Inc.	4,255	79,994
LHC Group Inc.**	1,804	97,236
RadNet Inc.**	9,990	58,941
Triple-S Management Corp. - Class B (Puerto Rico)**	2,709	47,597
		517,841

Health Care Technology - 1.16%
Omnicell Inc.**	1,677	68,170
Quality Systems Inc.**	5,299	80,757
		148,927

Life Sciences Tools & Services - 0.80%
Albany Molecular Research Inc.**	3,901	54,731
Enzo Biochem Inc.**	5,695	47,667
		102,398

Pharmaceuticals - 3.78%
ANI Pharmaceuticals Inc.**	2,075	102,733
Lannett Co. Inc**	4,707	105,202
Phibro Animal Health Corp. - Class A	3,766	105,825
SciClone Pharmaceuticals Inc.**	9,963	97,637
Teligent Inc.**	9,201	71,860
		483,257

Total Health Care
(Cost $2,159,014)		2,692,628

Industrials - 8.85%
Aerospace & Defense - 0.48%
National Presto Industries Inc.	605	61,831

Commercial Services & Supplies - 2.48%
ACCO Brands Corp.**	6,068	79,794
McGrath RentCorp	3,340	112,124
SP Plus Corp.**	1,843	62,201
Viad Corp.	1,397	63,145
		317,264

Electrical Equipment - 0.71%
Allied Motion Technologies Inc.	4,483	90,108

Machinery - 2.62%
Altra Industrial Motion Corp.	1,571	61,191
American Railcar Industries Inc.	2,011	82,652
Blue Bird Corp.**	3,074	52,719
Douglas Dynamics Inc.	1,329	40,734
Greenbrier Cos Inc.	2,272	97,923
		335,219

Professional Services - 1.89%
GP Strategies Corp.**	1,380	34,914
Huron Consulting Group Inc.**	2,494	104,997
ICF International Inc.**	2,462	101,681
		241,592

Trading Companies & Distributors - 0.67%
H&E Equipment Services Inc.	3,505	85,942

Total Industrials
(Cost $919,780)		1,131,956

Information Technology - 13.20%
Communications Equipment - 2.56%
ADTRAN Inc.	3,045	63,184
Bel Fuse Inc. - Class B	3,212	82,066
Extreme Networks Inc.**	10,680	80,207
	Shares	Market Value
Communications Equipment (continued)
Ituran Location and Control Ltd. (Israel)	3,309	$102,083
		327,540

Electonic Equipment Instruments & Components - 2.74%
Insight Enterprises Inc.**	2,020	83,002
Kimball Electronics Inc.**	4,561	77,309
Methode Electronics Inc.	2,138	97,493
Park Electrochemical Corp.	5,155	92,068
		349,872

Electronic Equipment Instruments - 0.80%
Daktronics Inc.	10,870	102,721

Internet Software & Services - 2.18%
DHI Group Inc.**	23,059	91,083
LivePerson Inc.**	4,024	27,564
REIS Inc.	4,015	71,868
RetailMeNot Inc.**	10,846	87,853
		278,368

IT Services - 2.43%
Hackett Group Inc.	3,370	65,681
ManTech International Corp. - Class A	2,547	88,203
Net 1 UEPS Technologies Inc. (South Africa)**	7,754	94,831
Perficient Inc.**	3,613	62,722
		311,437

Semiconductors & Semiconductor Equipment - 1.09%
IXYS Corp.	3,862	56,192
Photronics Inc.**	7,763	83,064
		139,256

Software - 1.40%
American Software Inc. - Class A	3,207	32,968
Monotype Imaging Holdings Inc.	2,867	57,627
The Rubicon Project Inc.**	5,714	33,655
VASCO Data Security International Inc.**	4,091	55,229
		179,479

Total Information Technology
(Cost $1,448,088)		1,688,673

Materials - 2.11%
Chemicals - 0.35%
Core Molding Technologies Inc.**	2,544	45,359

Construction Materials - 0.71%
United States Lime & Minerals Inc.	1,152	90,985

Metals & Mining - 0.56%
Schnitzer Steel Industries Inc. - Class A	3,487	72,007

Paper & Forest Products - 0.49%
P.H. Glatfelter Co.	2,855	62,068

Total Materials
(Cost $227,242)		270,419

Real Estate - 2.04%
Equity Real Estate Investment Trust (REITs) - 2.04%
Ashford Hospitality Prime Inc.	3,401	36,085
CorEnergy Infrastructure Trust Inc.	3,155	106,576
Hersha Hospitality Trust	3,361	63,153
Investors Real Estate Trust	9,363	55,522
		261,336

Total Real Estate
(Cost $268,305)		261,336

Telecommunication Services - 1.48%
Diversified Telecommunication Services - 0.91%
magicJack VocalTec Ltd.**	13,549	115,844

	Shares		Market Value
Wireless Telecommunication Services - 0.57%
Spok Holdings Inc.	3,855		$73,245

Total Telecommunication Services
(Cost $144,390)			189,089

Utilities - 1.13%
Multi-Utilities - 0.41%
Unitil Corp.	1,147		51,650

Water Utilities - 0.72%
SJW Group	1,920		92,582

Total Utilities
(Cost $113,937)			144,232

Total Common Stocks
(Cost $10,142,635)			12,578,401

RIGHTS AND WARRANTS - 0.03%
Health Care - 0.03%
Pharmaceuticals - 0.03%
Valeant Pharmaceuticals International Inc.(1)

Total Health Care
(Cost $0)			4,361

Total Rights and Warrants
(Cost $0)			4,361

MONEY MARKET MUTUAL FUNDS - 1.64%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	209,334		209,334

Total Money Market Mutual Funds
(Cost $209,334)			209,334

Total Investments
(Cost $10,351,969)	100.00%		12,792,096

Liabilities in Excess of Other Assets	0.00	%(2)	(149)

Net Assets	100.00%		$12,791,947

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(1)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2017 these securities represented 0.04% of the Fund's net assets.
(2)	Less than 0.005%.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 95.84%
Consumer Discretionary - 23.08%
Diversified Consumer Services - 1.95%
G8 Education Ltd. (Australia)	436,096	$1,359,364

Hotels Restaurants & Leisure - 12.63%
Arcland Service Co. Ltd. (Japan)	86,944	2,389,730
Corporate Travel Management Ltd. (Australia)	181,097	2,771,314
Domino's Pizza Group PLC (United Kingdom)	466,695	1,805,624
MTY Food Group Inc. (Canada)	49,839	1,870,110
		8,836,778

Internet & Direct Marketing Retail - 3.42%
Webjet Ltd. (Australia)	272,909	2,393,609

Media - 3.05%
CTS Eventim AG & Co. KGaA (Germany)	55,145	2,134,307

Specialty Retail - 2.03%
Vertu Motors PLC (United Kingdom)	2,309,500	1,417,852

Total Consumer Discretionary
(Cost $9,863,410)		16,141,910

Consumer Staples - 3.05%
Food & Staples Retailing - 3.05%
Tsuruha Holdings Inc. (Japan)	23,020	2,129,758

Total Consumer Staples
(Cost $917,712)		2,129,758

Financials - 8.01%
Capital Markets - 3.73%
Azimut Holding S.p.A. (Italy)	115,550	2,012,980
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Brazil)	96,304	593,403
		2,606,383

Consumer Finance - 3.17%
Credit Corp. Group Ltd. (Australia)	168,159	2,221,307

Thrifts & Mortgage Finance - 1.11%
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	160,343	777,962

Total Financials
(Cost $2,645,342)		5,605,652

Health Care - 11.84%
Health Care Equipment & Supplies - 1.90%
Cellavision AB (Sweden)	97,286	1,329,986

Health Care Providers & Services - 2.04%
Qualicorp SA (Brazil)	224,500	1,424,190

Health Care Technology - 1.03%
EMIS Group PLC (United Kingdom)	64,874	721,366

Life Science Tools & Services - 1.83%
Eurofins Scientific SE (Luxembourg)	2,950	1,283,530

Pharmaceuticals - 5.04%
China Medical System Holdings Ltd. (China)	1,296,265	2,298,466
Sino Biopharmaceutical Ltd. (Hong Kong)	1,487,685	1,225,141
		3,523,607

Total Health Care
(Cost $5,298,705)		8,282,679

Industrials - 9.61%
Commercial Services & Supplies - 2.88%
Boyd Group Income Fund (Canada)	31,639	2,017,749

	Shares	Market Value
Professional Services - 4.67%
Nihon M&A Center Inc. (Japan)	70,579	$2,294,943
Utilitywise PLC (United Kingdom)	470,757	971,715
		3,266,658

Trading Companies & Distributors - 2.06%
Diploma PLC (United Kingdom)	108,445	1,438,873

Total Industrials
(Cost $4,839,335)		6,723,280

Information Technology - 36.87%
Electronic Equipment Instruments & Components - 6.15%
Ingenico Group SA (France)	24,740	2,334,694
PAX Global Technology Ltd. (Hong Kong)	3,081,492	1,966,699
		4,301,393

Internet Software & Services - 11.10%
iomart Group PLC (United Kingdom)	286,634	1,064,803
Just Eat PLC (United Kingdom)**	97,300	689,995
Kakaku.com Inc. (Japan)	129,274	1,759,185
Rightmove PLC (United Kingdom)	44,699	2,233,417
SMS Co. Ltd. (Japan)	79,687	2,020,627
		7,768,027

IT Services - 3.86%
Econocom Group SA (Belgium)	111,223	1,646,901
Softcat PLC (United Kingdom)	213,600	1,054,422
		2,701,323

Software - 15.76%
Constellation Software Inc. (Canada)	4,640	2,280,137
The Descartes Systems Group Inc. (Canada)**	61,600	1,411,401
Linx SA (Brazil)	269,250	1,427,698
Logo Yazilim Sanayi Ve Ticaret AS (Turkey)**	95,500	1,467,533
Magic Software Enterprises Ltd. (Israel)	310,866	2,424,755
Sapiens International Corp. NV (Israel)	156,130	2,010,954
		11,022,478

Total Information Technology
(Cost $21,436,684)		25,793,221

Real Estate - 3.38%
Real Estate Management & Development - 3.38%
Japan Property Management Center Co. Ltd. (Japan)	193,501	2,365,534

Total Real Estate
(Cost $2,239,231)		2,365,534

Total Common Stocks
(Cost $47,240,419)		67,042,034

MONEY MARKET MUTUAL FUNDS - 1.10%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	769,463	769,463

Total Money Market Mutual Funds
(Cost $769,463)		769,463

Total Investments
(Cost $48,009,882)	96.94%	67,811,497

Other Assets in Excess of Liabilities	3.06%	2,143,339

Net Assets	100.00%	$69,954,836

Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2017 (Unaudited)
Country	Market Value	%
Japan	$12,959,777	18.53%
United Kingdom	12,176,029	17.41%
Australia	8,745,594	12.50%
Canada	7,579,397	10.83%
Israel	4,435,709	6.34%
Brazil	3,445,291	4.93%
Hong Kong	3,191,840	4.56%
France	2,334,694	3.34%
China	2,298,466	3.29%
Germany	2,134,307	3.05%
Italy	2,012,980	2.88%
Belgium	1,646,901	2.35%
Turkey	1,467,533	2.10%
Sweden	1,329,986	1.90%
Luxembourg	1,283,530	1.83%
United States	769,463	1.10%
Total Investments	67,811,497	96.94%
Other Assets in Excess of Liabilities	2,143,339	3.06%
Net Assets	$69,954,836	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	6,867,288	Sale	6/22/2017	$5,274,172	$5,238,905	$35,267
BRL	13,645,674	Sale	6/22/2017	4,300,043	4,279,478	20,565
CLP	115,524,508	Purchase	6/22/2017	174,061	174,413	352
COP	122,325,061	Purchase	6/22/2017	41,572	42,090	518
GBP	74,178	Purchase	6/22/2017	92,648	92,937	289
HKD	11,492,529	Sale	6/22/2017	1,483,586	1,481,299	2,287
ILS	2,025,342	Purchase	6/22/2017	558,624	560,546	1,922
INR	130,162,984	Purchase	6/22/2017	1,974,041	1,982,925	8,884
JPY	284,781,557	Purchase	6/22/2017	2,536,489	2,566,122	29,633
KRW	2,819,468,764	Purchase	6/22/2017	2,494,700	2,523,588	28,888
MXN	8,426,673	Purchase	6/22/2017	434,129	444,579	10,450
MYR	2,135,856	Purchase	6/22/2017	477,899	481,208	3,309
PHP	8,393,487	Purchase	6/22/2017	166,077	166,687	610
PLN	725,803	Purchase	6/22/2017	181,559	182,897	1,338
RUB	5,247,026	Purchase	6/22/2017	88,941	91,520	2,579
SGD	1,192,681	Purchase	6/22/2017	850,954	853,142	2,188
THB	19,312,160	Purchase	6/22/2017	553,631	561,690	8,059
TRY	4,603,340	Sale	6/22/2017	1,239,281	1,237,863	1,418
TWD	85,772,879	Purchase	6/22/2017	2,824,912	2,837,157	12,245
						$170,801

AED	358,742	Purchase	6/22/2017	$97,689	$97,646	$(43)
CAD	4,419,395	Sale	6/22/2017	3,308,149	3,326,897	(18,748)
CHF	2,324,833	Purchase	6/22/2017	2,344,489	2,332,296	(12,193)
CZK	351,151	Purchase	6/22/2017	14,060	14,013	(47)
DKK	5,313,838	Purchase	6/22/2017	772,004	765,122	(6,882)
EUR	2,546,231	Purchase	6/22/2017	2,746,205	2,726,782	(19,423)
GBP	2,823,763	Sale	6/22/2017	3,502,947	3,544,065	(41,118)
HUF	6,029,176	Purchase	6/22/2017	21,053	20,900	(153)
IDR	4,843,584,404	Purchase	6/22/2017	361,198	360,305	(893)
NOK	7,010,411	Purchase	6/22/2017	828,616	817,158	(11,458)
NZD	739,675	Purchase	6/22/2017	517,558	517,454	(104)
QAR	355,641	Purchase	6/22/2017	97,631	97,581	(50)
SEK	9,592,508	Purchase	6/22/2017	1,092,044	1,074,722	(17,322)
ZAR	11,376,610	Purchase	6/22/2017	878,429	836,240	(42,189)
						$(170,623)

(a)	As of March 31, 2017, BNY Mellon is the counter party for all Forward Foreign Currency Contracts.

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 1.01%
Consumer Non Cyclical - 1.01%
Food & Beverage - 1.01%
The WhiteWave Foods Co.**	14,000	$786,100

Total Consumer Non Cyclical
(Cost $766,401)		786,100

Total Common Stocks
(Cost $766,401)		786,100

PREFERRED STOCKS - 1.65%
Financial Institutions - 1.65%
Banking - 1.65%
ING Group NV (Netherlands), 6.125%	29,000	$739,500
Royal Bank of Scotland Group PLC (United Kingdom), 6.600%	21,800	552,630
		1,292,130

Total Financial Institutions
(Cost $1,285,548)		1,292,130

Total Preferred Stocks
(Cost $1,285,548)		1,292,130

EXCHANGE TRADED FUNDS - 1.59%
SPDR ® Barclays High Yield Bond ETF	17,000	627,810

iShares ® iBoxx $ High Yield Corporate Bond ETF	7,000	614,460

Total Exchange Traded Funds
(Cost $1,157,810)		1,242,270

	Principal Amount	Market Value
CORPORATE BONDS - 88.57%
Financial Institutions - 8.90%
Banking - 0.99%

Emigrant Capital Trust II - 144A:
3.698%, 4/14/2034(1)(2)	$500,000	$330,000
Washington Mutual Bank:
5.550%, 6/16/2010**(3)	2,000,000	447,500
		777,500

Finance Companies - 3.42%

International Lease Finance Corp.:
5.875%, 8/15/2022	1,250,000	1,393,641
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	1,250,000	1,281,250
		2,674,891

Real Estate Investment Trusts (REITs) - 4.49%

CBL & Associates LP:
4.600%, 10/15/2024	1,000,000	912,074
CoreCivic Inc.:
4.125%, 4/1/2020	750,000	768,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc.:
5.625%, 5/1/2024	750,000	795,000
	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)

Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	$1,000,000	$1,031,808
		3,507,632

Total Financial Institutions
(Cost $8,557,320)		6,960,023

Industrial - 77.90%
Basic Industry - 7.54%
CF Industries Inc.:
3.450%, 6/1/2023	500,000	473,750
5.375%, 3/15/2044	500,000	438,125
Compass Minerals International Inc. - 144A:
4.875%, 7/15/2024(2)	1,400,000	1,377,250
FMG Resources August 2006 Pty Ltd. - 144A (Australia):
9.750%, 3/1/2022(2)	750,000	863,438
Potlatch Corp.:
7.500%, 11/1/2019	1,500,000	1,638,750
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	1,150,000	1,102,453
		5,893,766

Capital Goods - 10.56%

Ball Corp.:
5.250%, 7/1/2025	700,000	743,750
CNH Industrial N.V. (United Kingdom):
4.500%, 8/15/2023	1,250,000	1,270,312
Huntington Ingalls Industries Inc. - 144A:
5.000%, 11/15/2025(2)	1,000,000	1,047,500
James Hardie International Finance Ltd. - 144A (Ireland):
5.875%, 2/15/2023(2)	1,450,000	1,504,375
Masco Corp.:
6.500%, 8/15/2032	1,376,000	1,627,884
Moog Inc. - 144A:
5.250%, 12/1/2022(2)	500,000	515,000
United Rentals North:
4.625%, 7/15/2023	1,500,000	1,550,625
		8,259,446

Communications - 16.25%

AMC Networks Inc.:
4.750%, 12/15/2022	975,000	982,312
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.875%, 4/1/2024(2)	1,500,000	1,586,250
DISH DBS Corp.:
5.875%, 7/15/2022	1,250,000	1,316,400
Frontier Communications Corp.:
8.875%, 9/15/2020	1,750,000	1,852,813
Lamar Media Corp.:
5.000%, 5/1/2023	1,250,000	1,293,750
Lions Gate Entertainment Corp. - 144A (Canada):
5.875%, 11/1/2024(2)	1,000,000	1,042,500
Nexstar Escrow Corp. - 144A:
5.625%, 8/1/2024(2)	1,000,000	1,017,500
Sirius XM Radio Inc. - 144A:
4.625%, 5/15/2023(2)	1,000,000	1,026,250

	Principal Amount	Market Value
Communications (continued)

T-Mobile USA Inc.:
6.500%, 1/15/2024	$1,250,000	$1,353,125
Virgin Media / Secured Finance PLC (United Kingdom):
5.250%, 1/15/2021	1,160,000	1,236,850
		12,707,750

Consumer Cyclical - 15.29%

Allison Transmission Inc. - 144A:
5.000%, 10/1/2024(2)	1,000,000	1,012,500
Cinemark USA Inc.:
4.875%, 6/1/2023	1,250,000	1,269,375
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A:
8.000%, 6/1/2021(2)	750,000	738,750
General Motors Co.:
4.875%, 10/2/2023	575,000	614,244
General Motors Financial Co. Inc:
4.250%, 5/15/2023	425,000	439,566
The Goodyear Tire & Rubber Co.:
4.875%, 3/15/2027	250,000	250,625
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,948,140
Hanesbrands Inc. - 144A:
4.625%, 5/15/2024(2)	1,000,000	991,250
Meritor Inc.:
6.250%, 2/15/2024	1,250,000	1,287,500
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	575,000	623,875
7.500%, 10/15/2027	1,050,000	1,333,500
Speedway Motorsports Inc.:
5.125%, 2/1/2023	1,425,000	1,446,375
		11,955,700

Consumer Non-Cyclical - 5.69%

Aramark Services Inc. - 144A:
5.000%, 4/1/2025(2)	750,000	774,375
Hill-Rom Holdings Inc. - 144A:
5.000%, 2/15/2025(2)	500,000	500,625
Quintiles IMS Inc. - 144A:
4.875%, 5/15/2023(2)	1,500,000	1,528,125
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	650,000	664,490
Vista Outdoor Inc.:
5.875%, 10/1/2023	1,000,000	977,500
Winn-Dixie Stores Inc.:
Series Escrow Units, 4/1/2008**(3)(4)	2,150,000	0
		4,445,115

Energy - Independent - 10.40%

Concho Resources Inc.:
5.500%, 4/1/2023	1,575,000	1,633,118
Diamondback Energy Inc. - 144A:
4.750%, 11/1/2024(2)	1,500,000	1,516,350
Kerr-McGee Corp.:
6.950%, 7/1/2024	250,000	294,500
Range Resources Corp.:
4.875%, 5/15/2025	2,100,000	2,021,250

	Principal Amount	Market Value
Energy - Independent (continued)

Southwestern Energy Co.:
7.500%, 2/1/2018	$1,115,000	$1,166,569
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,500,000	1,498,125
		8,129,912

Energy - Midstream - 5.98%

AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/2024	1,500,000	1,515,000
Boardwalk Pipelines LP:
3.375%, 2/1/2023	1,250,000	1,219,528
MPLX LP:
4.875%, 6/1/2025	1,850,000	1,940,842
		4,675,370

Energy - Oil Field Services - 0.63%

Gulfmark Offshore Inc.:
6.375%, 3/15/2022**(5)	1,000,000	492,500

Energy - Refining - 2.00%

Tesoro Corp.:
5.375%, 10/1/2022	1,500,000	1,560,000

Technology - 3.56%

Amkor Technology Inc.:
6.625%, 6/1/2021	1,250,000	1,279,688
Iron Mountain Inc.:
6.000%, 8/15/2023	1,400,000	1,480,500
Leidos Holdings Inc.:
4.450%, 12/1/2020	25,000	26,125
		2,786,313

Transportation - 0.00%

Continental Airlines Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	3,627	3,740

Total Industrial
(Cost $59,777,387)		60,909,612

Utility - 1.77%
Electric - 1.77%

Calpine Corp Escrow:
8.750%, 12/29/2049**(3)(4)	200,000	0
NRG Energy Inc.:
7.875%, 5/15/2021	1,340,000	1,383,550
		1,383,550

Total Utility
(Cost $1,394,235)		1,383,550

Total Corporate Bonds
(Cost $69,728,942)		69,253,185

MORTGAGE BACKED SECURITY - 4.57%
Commercial Mortgage-Backed Securities - 3.69%
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.414%, 11/15/2023(2)	250,000	255,230

	Principal Amount	Market Value
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.901%, 6/15/2021(2)	$1,000,000	$1,044,301

Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	1,429,251	1,585,969

Total Commercial Mortgage-Backed Securities
(Cost $2,571,030)		2,885,500

Residential Mortgage-Backed Securities - 0.88%

Citigroup Mortgage Loan Trust Inc.:
Series 2003-UST1, Class A1, 5.500%, 12/25/2018	295,869	297,523
Countrywide Asset-Backed Certificates - 144A:
Series 2005-SD2, Class M3, 5.500%, 8/25/2035(2)(6)	390,638	388,709
		686,232

Total Residential Mortgage-Backed Securities
(Cost $686,471)		686,232

Total Mortgage Backed Security
(Cost $3,257,501)		3,571,732

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS - 1.35%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	1,056,691	1,056,691

Total Money Market Mutual Funds
(Cost $1,056,691)		1,056,691

Total Investments
(Cost $77,252,893)	98.74%	77,202,108

Other Assets in Excess of Liabilities	1.26%	985,975

Net Assets	100.00%	$78,188,083

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Allison Transmission Inc. - 144A	5.000%	10/01/2024	9/14/2016 - 3/1/2017	$1,011,026	$1,012,500	1.30%	^
Aramark Services Inc. - 144A	5.000%	04/01/2025	3/9/2017	750,000	774,375	0.99%	^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	6/10/2016 - 8/5/2016	1,577,741	1,586,250	2.03%	^
Compass Minerals International Inc. - 144A	4.875%	07/15/2024	10/23/2014 - 3/18/2015	1,388,103	1,377,250	1.76%	^
Countrywide Asset-Backed Certificates - 144A	5.500%	08/25/2035	9/23/2016	389,917	388,709	0.50%
Diamondback Energy Inc. - 144A	4.750%	11/01/2024	10/20/2016	1,500,000	1,516,350	1.94%	^
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A	8.000%	06/01/2021	3/10/2016 - 5/26/2016	679,517	738,750	0.94%	^
Emigrant Capital Trust II - 144A	3.698%	04/14/2034	8/11/04	498,293	330,000	0.42%
FMG Resources August 2006 Pty Ltd. - 144A	9.750%	03/01/2022	12/21/2016	866,588	863,438	1.10%	^
Hanesbrands Inc. - 144A	4.625%	05/15/2024	5/3/2016	1,000,000	991,250	1.27%	^
Hill-Rom Holdings Inc. - 144A	5.000%	02/15/2025	2/9/2017	500,000	500,625	0.64%	^
Huntington Ingalls Industries Inc. - 144A	5.000%	11/15/2025	11/2/2015 - 10/7/2016	1,029,247	1,047,500	1.34%	^
InSite Issuer LLC - 144A	6.414%	11/15/2023	10/25/2016 - 10/28/2016	250,653	255,230	0.33%
James Hardie International Finance Ltd. - 144A	5.875%	02/15/2023	10/6/2015 - 3/3/2017	1,481,015	1,504,375	1.92%	^
Lions Gate Entertainment Corp. - 144A	5.875%	11/01/2024	10/13/2016	1,002,991	1,042,500	1.33%	^
Moog Inc. - 144A	5.250%	12/01/2022	3/20/2017	512,453	515,000	0.66%	^
Nexstar Escrow Corp. - 144A	5.625%	08/01/2024	7/13/2016-7/14/2016	1,009,018	1,017,500	1.30%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/5/2014 - 8/26/2016	1,238,526	1,281,250	1.64%	^
Quintiles IMS Inc. - 144A	4.875%	05/15/2023	10/20/2016 - 2/8/2017	1,533,119	1,528,125	1.95%	^
Sirius XM Radio Inc. - 144A	4.625%	05/15/2023	9/15/2016 - 11/29/2016	1,000,180	1,026,250	1.31%	^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 5/3/2016	662,712	664,490	0.85%	^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	1,301,877	1,585,969	2.03%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	6/8/2016 - 10/26/2016	1,018,500	1,044,301	1.34%
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	6/14/2016 - 12/2/2016	1,084,535	1,102,453	1.41%
				$23,286,011	$23,694,440	30.30%

^
144a securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 24.27% of the Fund's net assets as of March 31, 2017.

(3)
Income is not being accrued on this security due to the issuer’s default or expected default on interest payments. Security deemed to be illiquid under procedures approved by the Fund's Board of Trustees.

(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2017 these securities represented 2.03% of the Fund's net assets.

(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.

(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2017.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2017 (Unaudited)

	Shares	Market Value
PREFERRED STOCK - 0.75%
Financial Institutions - 0.75%
Banking - 0.75%
First Tennessee Bank - 144A 3.750%(1)(2)	1,500	$1,065,000
ING Group NV (Netherlands), 6.125%	161,818	4,126,359
Royal Bank of Scotland Group PLC (United Kingdom), 6.600%	146,000	3,701,100
		8,892,459

Total Financial Institutions
(Cost $9,289,428)		8,892,459

Total Preferred Stock
(Cost $9,289,428)		8,892,459

	Principal Amount	Market Value
CORPORATE BONDS - 40.73%
Financial Institutions - 16.14%
Banking - 7.11%
American Express Credit Corp.:
1.125%, 6/5/2017	$12,400,000	12,400,793
Bank of America Corp.:
5.000%, 5/13/2021	5,950,000	6,465,770
BB&T Corp.:
6.850%, 4/30/2019	4,150,000	4,549,043
Emigrant Capital Trust II - 144A:
3.698%, 4/14/2034(1)(2)	850,000	$561,000
First Tennessee Bank NA:
2.950%, 12/1/2019	10,975,000	11,109,147
JPMorgan Chase & Co.:
4.400%, 7/22/2020	13,300,000	14,185,328
PNC Funding Corp.:
4.375%, 8/11/2020	6,300,000	6,715,529
RBC USA Holdco Corp.:
5.250%, 9/15/2020	1,900,000	2,077,297
UBS AG/Stamford CT:
Series GMTN, 2.375%, 8/14/2019	12,075,000	12,159,054
Wells Fargo & Co.:
3.000%, 10/23/2026	6,550,000	6,278,339
Wells Fargo Capital II:
1.539%, 1/30/2027(2)	8,961,000	8,064,900
		84,566,200

Broker/Asset Managers/Exchanges - 1.47%
CBOE Holdings, Inc.:
3.650%, 1/12/2027	11,900,000	11,986,299
FMR Corp. - 144A:
7.490%, 6/15/2019(1)	5,000,000	5,530,160
		17,516,459

Finance Companies - 2.51%
General Electric Co.:
Series D, 5.000%, Perpetual Maturity(2)	14,596,000	15,398,780
International Lease Finance Corp.:
5.875%, 8/15/2022	6,200,000	6,912,461
	Principal Amount	Market Value
Finance Companies (continued)
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(1)	$7,325,000	$7,508,125
		29,819,366

Insurance - 1.74%
Massachusetts Mutual Life Insurance Co. - 144A:
8.875%, 6/1/2039(1)	1,414,000	2,299,590
Northwestern Mutual Life Insurance Co. - 144A:
6.063%, 3/30/2040(1)	6,025,000	7,653,792
PartnerRe Finance B LLC:
5.500%, 6/1/2020	3,200,000	3,501,382
Validus Holdings Ltd. (Bermuda):
8.875%, 1/26/2040	5,175,000	7,230,091
		20,684,855

Real Estate Investment Trust (REITs) - 3.31%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	10,450,000	10,782,394
Ventas Realty LP / Ventas Capital Corp.:
4.750%, 6/1/2021	10,500,000	11,249,311
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,662,532
3.950%, 10/15/2022	2,025,000	2,036,719
Weingarten Realty Investors:
6.640%, 7/15/2026	545,000	630,076
		39,361,032

Total Financial Institutions
(Cost $186,428,979)		191,947,912

Industrial - 20.66%
Basic Industry - 2.60%
CF Industries Inc. - 144A:
4.500%, 12/1/2026(1)	4,325,000	4,403,715
FMG Resources August 2006 Pty Ltd. - 144A (Australia):
9.750%, 3/1/2022(1)	5,125,000	5,900,156
Potlatch Corp.:
7.500%, 11/1/2019	9,571,000	10,456,318
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(1)	10,675,000	10,233,642
		30,993,831

Capital Goods - 2.24%
Airbus Group Finance BV - 144A (Netherlands):
2.700%, 4/17/2023(1)	5,000,000	4,984,230
CNH Industrial NV (United Kingdom):
4.500%, 8/15/2023	3,275,000	3,328,219
Hexcel Corp.:
4.700%, 8/15/2025	3,781,000	4,023,816
Masco Corp.:
4.450%, 4/1/2025	3,875,000	4,063,867
United Rentals North America Inc.:
7.625%, 4/15/2022	3,000,000	3,129,375
4.625%, 7/15/2023	6,850,000	7,081,187
		26,610,694

Communications - 4.64%
America Movil SAB de CV (Mexico):
5.000%, 10/16/2019	6,975,000	7,465,647

	Principal Amount	Market Value
Communications (continued)
American Tower Corp.:
5.900%, 11/1/2021	$3,575,000	$4,003,632
AT&T Inc.:
4.450%, 4/1/2024	2,150,000	2,250,770
Series WI, 5.350%, 9/1/2040	344,000	354,555
4.550%, 3/9/2049	3,577,000	3,220,473
Cox Communications Inc. - 144A:
9.375%, 1/15/2019(1)	2,500,000	2,797,592
Frontier Communications Corp.:
8.875%, 9/15/2020	6,425,000	6,802,469
Lions Gate Entertainment Corp. - 144A:
5.875%, 11/1/2024(1)	4,700,000	4,899,750
Nexstar Escrow Corp. - 144A:
5.625%, 8/1/2024(1)	6,750,000	6,868,125
Time Warner Inc.:
9.150%, 2/1/2023	2,410,000	3,095,233
Verizon Communications Inc.:
5.150%, 9/15/2023	12,200,000	13,408,178
		55,166,424

Consumer Cyclical - 2.09%
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A:
8.000%, 6/1/2021(1)	7,720,000	7,604,200
General Motors Co.:
4.875%, 10/2/2023	4,200,000	4,486,654
General Motors Financial Co. Inc:
4.250%, 5/15/2023	3,200,000	3,309,671
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,557,000
7.500%, 10/15/2027	3,850,000	4,889,500
		24,847,025

Consumer Non-Cyclical - 4.05%
Anheuser-Busch InBev Finance Inc.:
3.650%, 2/1/2026	12,300,000	12,459,297
Fomento Economico Mexicano SAB de CV (Mexico):
2.875%, 5/10/2023	6,700,000	6,509,653
Mead Johnson Nutrition Co.:
4.125%, 11/15/2025	12,100,000	12,698,696
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(1)	11,425,000	11,679,698
WhiteWave Foods Co.:
5.375%, 10/1/2022	4,400,000	4,796,000
		48,143,344

Energy - Independent - 2.29%
Anadarko Finance Co.:
Series B, 7.500%, 5/1/2031	5,050,000	6,414,954
Apache Corp.:
3.250%, 4/15/2022	1,450,000	1,458,881
Burlington Resources Inc.:
6.875%, 2/15/2026	1,000,000	1,196,088
Concho Resources Inc.:
5.500%, 4/1/2023	7,050,000	7,310,145
Devon Energy Corp.:
3.250%, 5/15/2022	4,750,000	4,710,452
	Principal Amount	Market Value
Energy - Independent (continued)
Range Resources Corp.:
4.875%, 5/15/2025	$6,400,000	$6,160,000
		27,250,520

Energy - Midstream - 1.42%
Boardwalk Pipelines LP:
3.375%, 2/1/2023	3,925,000	3,829,316
MPLX LP:
4.875%, 6/1/2025	6,700,000	7,028,997
Tennessee Gas Pipeline Co.:
8.375%, 6/15/2032	4,775,000	6,076,942
		16,935,255

Energy Refining - 0.50%
Tesoro Corp.:
4.250%, 10/1/2017	5,875,000	5,933,750

Transportation - 0.83%
American Airlines 2013-2 Class A Pass Through Trust:
4.950%, 1/15/2023	7,897,207	8,409,577
CSX Transportation Inc.:
9.750%, 6/15/2020	1,250,000	1,526,448
		9,936,025

Total Industrial
(Cost $240,863,587)		245,816,868

Utility - 3.93%
Electric - 3.93%
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,639,033
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	4,647,412
3.900%, 6/15/2021	4,275,000	4,524,630
Nevada Power Co.:
Series R, 6.750%, 7/1/2037	2,850,000	3,808,395
Oncor Electric Delivery Co. LLC:
4.100%, 6/1/2022	4,730,000	5,044,758
7.000%, 9/1/2022	5,800,000	7,004,115
Pacific Gas & Electric Co.:
5.625%, 11/30/2017	14,225,000	14,607,268
San Diego Gas & Electric Co.:
6.000%, 6/1/2026	3,550,000	4,282,550
Tenaska Alabama II Partners LP - 144A:
6.125%, 3/30/2023(1)	146,025	154,396
Tenaska Virginia Partners LP - 144A:
6.119%, 3/30/2024(1)	137,593	146,935
WPD Holdings Inc - 144A (United Kingdom):
7.250%, 12/15/2017(1)	875,000	905,431
		46,764,923

Total Utility
(Cost $43,587,547)		46,764,923

Total Corporate Bonds
(Cost $470,880,113)		484,529,703

MUNICIPAL BONDS - 9.52%

	Principal Amount	Market Value
California - 3.38%
City of San Francisco CA Public Utilities Commission Water Revenue,
6.000%, 11/1/2040	$11,750,000	$14,334,530
San Diego County Regional Airport Authority:
6.628%, 7/1/2040	8,430,000	9,455,172
5.594%, 7/1/2043	9,135,000	10,077,732
University of California,
6.270%, 5/15/2031	5,875,000	6,366,679
		40,234,113

District Of Columbia - 1.02%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	12,182,502

Texas - 2.41%
Dallas Independent School District,
6.450%, 2/15/2035	8,700,000	9,957,585
North Texas Tollway Authority:
Series HIGHWAY REVENUE TOLLS, 8.910%, 2/1/2030	8,350,000	9,652,433
8.410%, 2/1/2030	4,350,000	5,659,393
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,310,868
		28,580,279

Washington - 2.71%
Port of Seattle WA,
7.000%, 5/1/2036	10,520,000	11,549,172
State of Washington,
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,373,160
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	8,125,000	10,303,881
		32,226,213

Total Municipal Bonds
(Cost $114,241,579)		113,223,107

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES PASSTHROUGH & RESIDENTIAL MORTGAGE-BACKED SECURITIES - 39.38%
Asset Backed Securities - 6.64%
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.930%, 2/18/2020	15,550,000	15,586,424
Capital One Multi-Asset Execution Trust:
Series 2017-A1, Class A1, 2.000%, 3/16/2020	10,325,000	10,363,948
Chase Issuance Trust:
Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,225,000	12,243,017
Drive Auto Receivables Trust - 144A:
Series 2017-AA, Class B, 2.510%, 1/15/2021(1)	3,600,000	3,615,481
Drive Auto Receivables Trust 2016-B - 144A:
05/18/2016, Series 2016-BA, Class B, 2.560%, 6/15/2020(1)	4,200,000	4,224,019
	Principal Amount	Market Value
Honda Auto Receivables Owner Trust:
Series 2017-1, Class A2, 1.420%, 8/21/2018	$3,900,000	$3,901,465
Marriott Vacation Club Owner Trust - 144A:
11/05/2010, Series 2010-1A, Class A, 3.540%, 10/20/2032(1)	1,345,790	1,357,310
NextGear Floorplan Master Owner Trust - 144A:
10/23/2015, Series 2015-2A, Class A, 2.380%, 10/15/2020(1)	7,905,000	7,940,527
Santander Drive Auto Receivables Trust:
Series 2016-2, Class B, 2.080%, 2/16/2021	10,450,000	10,464,086
Sierra Receivables Funding Co. LLC - 144A:
Series 2017-1A, Class A, 2.910%, 7/20/2024(1)	4,250,000	4,280,888
Toyota Auto Receivables Owner Trust:
Series 2017-A, Class A3, 1.730%, 2/16/2021	5,000,000	4,999,411

Total Asset Backed Securities
(Cost $78,748,250)		78,976,576

Commercial Mortgage-Backed Securities - 3.45%
Crown Castle Towers LLC - 144A:
6.113%, 1/15/2020(1)	8,975,000	9,723,203
4.883%, 8/15/2020(1)	5,900,000	6,284,119
GTP Acquisition Partners I LLC - 144A:
3.482%, 6/16/2025(1)	10,800,000	10,817,604
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.414%, 11/15/2023(1)	2,250,000	2,297,074
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(1)(3)	3,652,531	4,053,031
VB-S1 Issuer LLC - 144A:
06/08/2016 - 06/10/2016, Series 2016-1A, Class F, 6.901%, 6/15/2046(1)	7,500,000	7,832,255

Total Commercial Mortgage-Backed Securities
(Cost $38,840,458)		41,007,286

Mortgage-Backed Securities Passthrough - 27.30%
Fannie Mae Pool:
Pool #AC8938, 4.500%, 1/1/2025	3,775,740	4,003,300
Pool #AD4268, 4.500%, 3/1/2025	2,456,494	2,595,525
Pool #AS6548, Series 2016, 2.500%, 1/1/2031	10,406,877	10,431,668
Pool #BC1187, Series 2016, 2.500%, 6/1/2031	3,217,447	3,221,624
Pool #BC1873, Series 2016, 2.500%, 6/1/2031	4,297,212	4,305,330
Pool #BC6086, Series 2016, 2.500%, 6/1/2031	6,015,729	6,025,326
Pool #AB4853, 3.000%, 4/1/2032	13,168,042	13,475,314
Pool #725705, 5.000%, 8/1/2034	248,857	271,805
Pool #735288, 5.000%, 3/1/2035	1,330,585	1,456,755
Pool #255706, 5.500%, 5/1/2035	1,345,126	1,493,206
Pool #MA2354, Series 2015, 3.500%, 8/1/2035	13,599,778	14,141,357
Pool #735897, 5.500%, 10/1/2035	1,006,038	1,121,453
Pool #850582, 5.500%, 1/1/2036	368,545	409,405
Pool #745275, 5.000%, 2/1/2036	1,359,573	1,488,185
Pool #845471, 5.000%, 5/1/2036	136,494	143,318
Pool #888016, 5.500%, 5/1/2036	1,694,767	1,884,073
Pool #190377, 5.000%, 11/1/2036	1,287,539	1,409,431
Pool #256526, 6.000%, 12/1/2036	774,204	813,153

	Principal Amount	Market Value
Pool #888405, 5.000%, 12/1/2036	$264,231	$289,302
Pool #907772, 6.000%, 12/1/2036	239,861	257,000
Pool #910881, 5.000%, 2/1/2037	814,108	852,679
Pool #889108, 6.000%, 2/1/2038	981,928	1,110,091
Pool #889579, 6.000%, 5/1/2038	1,573,660	1,785,665
Pool #995373, Series 2009, 4.500%, 2/1/2039	8,116,428	8,748,076
Pool #995838, 5.500%, 5/1/2039	1,270,991	1,416,896
Pool #AE0395, 4.500%, 10/1/2040	6,040,231	6,505,684
Pool #AE0949, 4.000%, 2/1/2041	3,877,974	4,085,729
Pool #AS7367, Series 2016, 3.000%, 6/1/2041	12,122,435	12,094,299
Pool #AS7732, Series 2016, 3.000%, 8/1/2041	12,228,614	12,200,231
Pool #AL3287, Series 2013, 4.500%, 9/1/2041	4,092,257	4,407,990
Pool #AS7887, Series 2016, 3.000%, 9/1/2041	12,331,898	12,303,276
Pool #AL0933, Series 2011, 5.000%, 10/1/2041	1,592,260	1,740,965
Pool #AL5315, Series 2014, 4.000%, 6/1/2042	2,941,435	3,103,448
Pool #AU1628, Series 2013, 3.000%, 7/1/2043	3,562,761	3,553,757
Pool #AL9242, Series 2016, 3.000%, 8/1/2043	11,879,278	11,851,733
Pool #MA1700, Series 2013, 4.500%, 12/1/2043	4,083,662	4,394,195
Pool #MA1917, Series 2014, 4.500%, 6/1/2044	872,551	936,305
Pool #MA2005, Series 2014, 4.500%, 8/1/2044	1,238,832	1,332,137
Pool #AX2530, Series 2014, 4.000%, 11/1/2044	8,697,993	9,148,234
Pool #MA2145, Series 2014, 4.000%, 1/1/2045	14,179,655	14,882,511
Pool #AY3374, Series 2015, 3.500%, 4/1/2045	16,041,686	16,473,699
Pool #AS5823, Series 2015, 3.500%, 9/1/2045	16,253,728	16,641,736
Pool #AL7911, Series 2015, 3.500%, 12/1/2045	10,337,201	10,615,687
Pool #BC2663, Series 2016, 3.500%, 2/1/2046	8,879,001	9,090,960
Pool #AS8327, Series 2016, 4.000%, 11/1/2046	4,818,064	5,059,623
Freddie Mac Gold Pool:
Gold Pool #G08061, 5.500%, 6/1/2035	122,651	136,684
Gold Pool #G08079, 5.000%, 9/1/2035	1,326,822	1,446,016
Gold Pool #G01960, 5.000%, 12/1/2035	438,273	477,572
Gold Pool #A41748, 5.000%, 1/1/2036	562,863	615,490
Gold Pool #A42128, 5.500%, 1/1/2036	493,380	548,863
Gold Pool #G02064, 5.000%, 2/1/2036	693,258	755,346
Gold Pool #G05200, 5.000%, 5/1/2036	2,269,110	2,473,240
Gold Pool #G02252, 5.500%, 7/1/2036	1,251,799	1,390,999
Gold Pool #G02386, 6.000%, 11/1/2036	849,645	960,737
Gold Pool #G03189, 6.500%, 9/1/2037	1,623,199	1,859,546
Gold Pool #A91161, 4.500%, 2/1/2040	2,676,436	2,883,078
Gold Pool #A92533, 4.500%, 6/1/2040	2,781,638	2,995,957
Gold Pool #A93505, 4.500%, 8/1/2040	3,821,133	4,117,309
Gold Pool #A97047, 4.500%, 2/1/2041	3,319,752	3,576,627
Gold Pool #A97620, 4.500%, 3/1/2041	5,873,241	6,331,903
Gold Pool #Q05168, 4.000%, 12/1/2041	11,418,538	12,034,138
Gold Pool #Q05601, 4.000%, 1/1/2042	6,458,163	6,789,673
Gold Pool #C03789, 4.000%, 3/1/2042	5,471,081	5,766,047
Gold Pool #G08607, Series 2014, 4.500%, 9/1/2044	2,581,801	2,768,448
Gold Pool #G07961, Series 2015, 3.500%, 3/1/2045	11,220,576	11,526,506
Gold Pool #G67700, Series 2016-, 3.500%, 8/1/2046	9,328,676	9,587,751
Freddie Mac Non Gold Pool:
Pool #781958, 2.564%, 9/1/2034(2)	115,511	122,237
	Principal Amount	Market Value
Pool #1G1317, 3.246%, 11/1/2036(2)	$559,701	$583,455
Ginnie Mae I pool:
Pool #550656, 5.000%, 9/15/2035	215,096	235,870
Ginnie Mae II pool:
Pool #G24496, 5.000%, 7/20/2039	1,067,789	1,166,566

Total Mortgage-Backed Securities Passthrough
(Cost $325,738,927)		324,722,194

Residential Mortgage-Backed Securities - 1.99%
American Home Mortgage Investment Trust:
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(4)	3,681,247	3,748,848
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	260,079	257,564
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	114,432	114,222
Banc of America Mortgage Securities Inc.:
Series 2005-8, Class A14, 5.500%, 9/25/2035	53,058	5,129
Bear Stearns Co Asset Backed Securities Trust:
Series 2003-AC4, Class A, 5.500%, 9/25/2033(4)	5,765,593	5,829,651
CHL Mortgage Pass-Through Trust:
Series 2004-HYB2, Class 5A, 3.307%, 7/20/2034(2)	2,769,455	2,711,953
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 7/25/2035(2)	614,853	629,664
GSR Mortgage Loan Trust:
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035	1,322,301	1,332,486
MASTR Alternative Loan Trust:
Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,949,391	3,965,281
PHHMC Trust:
Series 2007-2, Class A2, 5.747%, 5/18/2037(2)	1,579,546	1,617,899
Renaissance Home Equity Loan Trust:
Series 2005-2, Class AF6, 4.781%, 8/25/2035(4)	3,403,458	3,494,535

Total Residential Mortgage-Backed Securities
(Cost $24,069,747)		23,707,232

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
(Cost $467,397,382)		468,413,288

U.S. TREASURY BONDS & NOTES - 8.58%
United States Treasury Note/Bond:
2.000%, 11/15/2021	9,500,000	9,543,976
4.375%, 2/15/2038	2,050,000	2,558,056
4.375%, 11/15/2039	15,000,000	18,617,580
4.750%, 2/15/2041	14,350,000	18,790,378
3.125%, 11/15/2041	6,300,000	6,447,407
3.000%, 5/15/2042	3,275,000	3,274,489
2.875%, 5/15/2043	31,600,000	30,767,403
2.500%, 2/15/2045	13,375,000	12,017,651
		102,016,940
Total U.S. Treasury Bonds & Notes
(Cost $95,161,055)		102,016,940

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS - 0.48%
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	5,692,746	$5,692,746

Total Money Market Mutual Funds
(Cost $5,692,746)		5,692,746

Total Investments
(Cost $1,162,662,303)	99.44%	1,182,768,243

Other Assets in Excess of Liabilities	0.56%	6,734,786

Net Assets	100.00%	$1,189,503,029

See Notes to Quarterly Statements of Investments.

(1)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Airbus Group Finance BV - 144A	2.700%	04/17/2023	8/16/2016 - 12/2/2016	5,134,825	4,984,230	0.42%	^
CF Industries Inc. - 144A	4.500%	12/01/2026	11/10/2016	$4,299,161	$4,403,715	0.37%	^
Cox Communications Inc. - 144A	9.375%	01/15/2019	5/27/2015-5/29/2015	2,800,244	2,797,592	0.24%	^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/2010	8,975,000	9,723,203	0.82%	^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	7/29/2010	5,900,000	6,284,119	0.53%	^
Drive Auto Receivables Trust 2016-B - 144A	2.560%	06/15/2020	5/18/2016	4,199,883	4,224,019	0.36%	^
Drive Auto Receivables Trust 2017-A - 144A	2.510%	01/15/2021	1/24/2017	3,599,860	3,615,481	0.30%	^
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A	8.000%	06/01/2021	04/20/2016 - 05/26/2016	7,141,845	7,604,200	0.64%	^
Emigrant Capital Trust II - 144A	3.698%	04/14/2034	08/11/2004	847,098	561,000	0.05%
First Tennessee Bank - 144A	3.750%		03/16/2005	1,500,000	1,065,000	0.09%
FMG Resources August 2006 Pty Ltd. - 144A	9.750%	03/01/2022	12/22/2016-1/6/2017	5,920,580	5,900,156	0.49%	^
FMR Corp. - 144A	7.490%	06/15/2019	3/6/2007	5,210,851	5,530,160	0.46%	^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	05/20/2015 - 05/27/2015	10,821,542	10,817,604	0.91%	^
InSite Issuer LLC - 144A	6.414%	11/15/2023	10/25/2016-10/28/2016	2,255,879	2,297,074	0.19%
Lions Gate Entertainment Corp. - 144A	5.875%	11/01/2024	10/13/2016-11/03/2016	4,712,607	4,899,750	0.41%	^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/05/2010	1,345,662	1,357,310	0.11%
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	3/23/2015	2,298,451	2,299,590	0.19%	^
Nexstar Escrow Corp. - 144A	5.625%	08/01/2024	07/13/2016 - 07/14/2016	6,810,799	6,868,125	0.58%	^
NextGear Floorplan Master Owner Trust - 144A	2.380%	10/15/2020	10/23/2015	7,904,489	7,940,527	0.67%	^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	07/16/2015 - 08/10/2015	7,166,148	7,653,792	0.64%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/04/2014 - 11/12/2014	7,347,097	7,508,125	0.63%	^
Sierra Receivables Funding Co. LLC - 144A	2.910%	07/20/2024	3/13/2017	4,249,711	4,280,888	0.36%	^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/09/2003 - 9/4/2009	146,818	154,396	0.01%	^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 6/26/2014	137,551	146,935	0.01%	^
Tesco PLC - 144A	6.150%	11/15/2037	10/07/2014 - 10/16/2014	12,126,071	11,679,698	0.98%	^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	3,327,018	4,053,032	0.34%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	06/08/2016 - 10/26/2016	7,561,019	7,832,255	0.66%
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	10/07/2014	10,675,000	10,233,642	0.86%
WPD Holdings Inc. - 144A	7.250%	12/15/2017	10/15/2003 - 06/30/2006	872,758	905,431	0.08%	^
				$145,287,967	$147,621,049	12.40%

^
144a securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 10.10% of the Fund's net assets as of March 31, 2017.

(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2017 these securities represented 0.34% of the Fund's net assets.

(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2017.

WESTCORE MUNICIPAL OPPORTUNITIES FUND AS OF MARCH 31, 2017 (Unaudited)

	Principal Amount	Market Value
MUNICIPAL BONDS - 97.19%
CERTIFICATE PARTICIPATION - 1.15%
Build America Bonds - 1.15%

City of Berkeley MO,
6.500%, 5/1/2025(1)	$15,000	$15,660

Total Certificate Participation
(Cost $15,568)		15,660

GENERAL OBLIGATION LTD - 8.27%
General Obligation - 6.19%

City of North Las Vegas NV,
4.250%, 10/1/2033(1)(2)	50,000	50,009

Dallas County Hospital District,
5.000%, 8/15/2027(1)	30,000	34,223
		84,232

Higher Education - 2.08%

Houston Community College System,
5.250%, 2/15/2026(1)(3)	25,000	28,385

Total General Obligation Ltd
(Cost $111,934)		112,617

GENERAL OBLIGATION UNLTD - 11.97%
General Obligation - 8.23%

Commonwealth of Puerto Rico:
5.250%, 7/1/2024, AGM(1)(2)	35,000	37,134
5.375%, 7/1/2025, AGM(1)(2)	50,000	53,090

State of Washington,
4.000%, 7/1/2026(1)(3)	20,000	21,916
		112,140

School District - 3.74%

Arlington Independent School District,
5.000%, 2/15/2025(1)(3)	25,000	29,263

St Johns Public Schools,
6.500%, 5/1/2027(1)	20,000	21,706
		50,969

Total General Obligation Unltd
(Cost $160,763)		163,109

GOVERNMENT RELATED - 3.39%
Local Authority - 3.39%

North Texas Tollway Authority,
8.910%, 2/1/2030(1)	40,000	46,239

Total Government Related
(Cost $46,400)		46,239

REVENUE BONDS - 72.41%
Airport - 12.25%

Chicago O'Hare International Airport,
5.625%, 1/1/2035(1)	25,000	28,037

City of Atlanta Department of Aviation,
5.000%, 1/1/2028(1)	25,000	29,072

County of Clark Department of Aviation,
5.000%, 7/1/2028(1)	45,000	51,698

Dallas/Fort Worth International Airport,
5.250%, 11/1/2032(1)	25,000	29,076
	Principal Amount	Market Value
Minneapolis-St. Paul Metropolitan Airports Commission,
5.000%, 1/1/2026(1)	$25,000	$29,038
		166,921

Build America Bonds - 2.40%
Arapahoe County Water & Wastewater Authority,
6.680%, 12/1/2039(1)	30,000	32,697

Development - 7.14%
Brooklyn Arena Local Development Corp.,
5.000%, 7/15/2025	20,000	23,134
Denver Convention Center Hotel Authority,
5.000%, 12/1/2024	65,000	74,165
		97,299

Education - 1.46%
Colorado Educational & Cultural Facilities Authority,
2.250%, 3/1/2018	20,000	19,954

Facilities - 2.36%

City of Irving TX,
7.250%, 8/15/2053(1)	30,000	32,192

General - 1.59%
Mississippi State University Educational Building Corp.,
4.250%, 8/1/2030(1)	20,000	21,647

General Obligation - 8.02%

City of Coralville IA,
4.000%, 5/1/2027(1)	65,000	65,765

Fairburn Development Authority,
4.750%, 7/1/2033(1)(2)	40,000	43,496
		109,261

Higher Education - 6.58%

New York State Dormitory Authority,
5.000%, 7/1/2027(1)	20,000	23,077
Washington Higher Education Facilities Authority,
5.000%, 10/1/2027(1)	35,000	38,255
Wisconsin Health & Educational Facilities Authority,
5.000%, 10/1/2030(1)	25,000	28,297
		89,629

Medical - 6.22%

Colorado Health Facilities Authority:
5.000%, 1/1/2022	20,000	20,960
4.625%, 9/1/2039(1)	30,000	30,029
Michigan State Hospital Finance Authority,
5.000%, 6/1/2025(1)	30,000	33,714
		84,703

Nursing Homes - 7.71%

Colorado Health Facilities Authority:
5.000%, 5/15/2019(4)	75,000	79,205
5.000%, 12/1/2033(1)	25,000	25,870
		105,075

Transportation - 16.68%

Central Texas Turnpike System,
5.000%, 8/15/2028(1)	50,000	56,278

	Principal Amount	Market Value
Metropolitan Washington Airports Authority,
6.500%, 10/1/2041(1)(2)	$30,000	$38,159

North Texas Tollway Authority:
5.000%, 1/1/2027(1)	35,000	40,301
6.200%, 1/1/2042(1)(2)	20,000	24,405
Texas Private Activity Bond Surface Transportation Corp.,
7.000%, 6/30/2040(1)	60,000	67,940
		227,083

Total Revenue Bonds
(Cost $974,445)		986,461

Total Municipal Bonds
(Cost $1,309,110)		1,324,086

MONEY MARKET MUTUAL FUNDS - 14.37%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.556%)	65,000	65,000
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	130,817	130,817

Total Money Market Mutual Funds
(Cost $195,817)		195,817

Total Investments
(Cost $1,504,927)	111.56%	1,519,903

Liabilities in Excess of Other Assets	(11.56%)	(157,442)

Net Assets	100.00%	$1,362,461

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statements of Investments.
(2)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(3)	This Security is segregated to cover the purchase price of when-issued/forward commitment securities held as of March 31, 2017.
(4)	When - Issued Security/Forward Commitment Security.

See Notes to Quarterly Statements of Investments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2017 (Unaudited)

	Principal Amount	Market Value
MUNICIPAL BONDS - 94.82%
CERTIFICATE PARTICIPATION - 20.11%
Build America Bonds - 0.22%

State of Colorado,
4.994%, 3/15/2019	$500,000	$525,595

Education - 3.31%
Adams 12 Five Star Schools:
2.000%, 12/15/2017	500,000	503,935
2.000%, 12/15/2018	200,000	203,284
3.000%, 12/15/2020	1,830,000	1,926,240
Douglas County School District No Re-1 Douglas & Elbert Counties:
5.000%, 1/15/2025(1)(2)	1,000,000	1,069,370
4.000%, 1/15/2028(1)	1,675,000	1,816,822
El Paso County School District No 49 Falcon,
3.000%, 12/15/2018	300,000	308,823
Pueblo County School District No 70:
1.500%, 1/15/2018	175,000	175,473
1.875%, 1/15/2019	180,000	181,652
2.100%, 1/15/2020	215,000	218,554
2.375%, 1/15/2021(1)	270,000	274,406

State of Colorado,
5.000%, 3/15/2024(1)	1,000,000	1,115,650
		7,794,209

General - 16.58%
Aspen Public Facilities Authority,
5.880%, 9/1/2032, AGM(1)(3)	880,000	882,059
Auraria Higher Education Center,
6.000%, 5/1/2024(1)	499,000	553,441
City & County of Broomfield Co.,
4.000%, 12/1/2017	655,000	668,369
City & County of Denver CO,
5.250%, 12/1/2024(1)(2)	625,000	668,175
City of Aurora CO:
5.000%, 12/1/2026(1)	1,000,000	1,089,670
5.000%, 12/1/2030(1)	875,000	950,119
City of Glendale CO,
5.000%, 12/1/2025, AGM(3)	2,000,000	2,350,780
City of Longmont CO,
5.000%, 12/1/2028(1)	1,500,000	1,743,540
City of Pueblo CO,
5.500%, 8/15/2018, AGC(3)	500,000	530,475
City of Westminster CO,
4.000%, 12/1/2024(1)	1,215,000	1,352,076
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,154,010
5.250%, 11/1/2023(1)(2)	1,280,000	1,364,224
County of Eagle CO:
5.250%, 12/1/2023(1)(2)	500,000	534,540
5.000%, 12/1/2025	250,000	298,580
5.000%, 12/1/2027(1)	495,000	579,002
County of El Paso CO,
2.000%, 12/1/2020, AGM(3)	1,615,000	1,644,764
County of Pueblo CO,
5.000%, 9/15/2019, AGM(3)	750,000	814,845
Rangeview Library District,
5.000%, 12/15/2022, AGC(1)(2)	1,815,000	1,935,698
	Principal Amount	Market Value
Regional Transportation District:
5.000%, 6/1/2020	$1,200,000	$1,329,336
5.500%, 6/1/2021(1)	3,985,000	4,487,548
5.000%, 12/1/2022, AMBAC(1)(2)(3)	1,000,000	1,027,060
5.000%, 6/1/2026(1)	1,500,000	1,733,040
5.000%, 6/1/2028(1)	2,000,000	2,304,580
State of Colorado Department of Transportation,
5.000%, 6/15/2041(1)	2,680,000	2,855,272
Town of Breckenridge CO,
5.000%, 12/1/2035(1)	2,425,000	2,787,198
Town of Erie CO,
5.000%, 11/1/2027(1)	1,735,000	2,036,439
Town of Parker CO,
5.000%, 11/1/2030(1)	1,150,000	1,329,262
		39,004,102

Total Certificate Participation
(Cost $46,774,728)		47,323,906

GENERAL OBLIGATION LTD - 4.79%
Development - 3.26%
Cherry Creek Corporate Center Metropolitan District,
5.000%, 6/1/2037(1)	1,070,000	1,048,632
Cornerstar Metropolitan District:
3.500%, 12/1/2021(4)	500,000	502,550
4.500%, 12/1/2027(1)(4)	500,000	500,685
5.125%, 12/1/2037(1)(4)	1,000,000	996,770
Sierra Ridge Metropolitan District No 2,
5.500%, 12/1/2046(1)	1,000,000	1,002,400
Southglenn Metropolitan District,
3.000%, 12/1/2021	1,960,000	1,932,266
Tallyns Reach Metropolitan District No 3,
6.750%, 11/1/2038(1)	1,720,000	1,689,246
		7,672,549

General Obligation - 1.53%
Eaton Area Park & Recreation District,
5.500%, 12/1/2030(1)	470,000	509,297
Fossil Ridge Metropolitan District No 3:
5.000%, 12/1/2036(1)	2,000,000	2,072,100
5.000%, 12/1/2044(1)	1,000,000	1,023,730
		3,605,127

Total General Obligation Ltd
(Cost $11,386,788)		11,277,676

GENERAL OBLIGATION UNLTD - 16.77%
Development - 6.54%
Beacon Point Metropolitan District,
5.000%, 12/1/2030, AGM(1)(3)	1,000,000	1,119,850
Breckenridge Mountain Metropolitan District,
3.000%, 12/1/2036, AGM(1)(3)	250,000	217,322
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029(1)	750,000	834,098
6.000%, 12/1/2038(1)	1,000,000	1,151,720
5.000%, 12/1/2043(1)	3,500,000	3,573,220
Copperleaf Metropolitan District No 2,
5.750%, 12/1/2045(1)	2,000,000	2,046,380
Eagle Bend Metropolitan District No 2,
5.000%, 12/1/2037, BAM(1)(3)	1,000,000	1,128,950

	Principal Amount	Market Value
North Range Metropolitan District No 1,
5.000%, 12/1/2038(1)	$2,000,000	$2,160,200
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021	1,930,000	2,041,612
Wheatlands Metropolitan District,
5.000%, 12/1/2030, BAM(1)(3)	1,000,000	1,124,640
		15,397,992

Facilities - 0.61%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,433,961

General Obligation - 6.60%
Anthem West Metropolitan District,
5.000%, 12/1/2035, BAM(1)(3)	1,165,000	1,284,412
City & County of Denver CO,
5.000%, 8/1/2025(1)	750,000	788,888
City of Sheridan CO:
5.000%, 12/1/2034(1)	1,425,000	1,596,926
5.000%, 12/1/2036(1)	1,575,000	1,755,023
Commonwealth of Puerto Rico:
5.500%, 7/1/2017, AGM(3)	1,235,000	1,247,955
5.500%, 7/1/2018, AGM(3)	655,000	683,060
5.500%, 7/1/2019, AGM(3)	1,110,000	1,181,018
5.250%, 7/1/2020, AGM(3)	1,440,000	1,548,907
5.250%, 7/1/2024, AGM(1)(3)	1,175,000	1,246,628
5.375%, 7/1/2025, AGM(1)(3)	1,110,000	1,178,587
Vista Ridge Metropolitan District:
4.500%, 12/1/2023, BAM(3)	200,000	220,380
4.500%, 12/1/2024, BAM(3)	250,000	275,652
5.000%, 12/1/2027, BAM(1)(3)	485,000	550,102
5.000%, 12/1/2028, BAM(1)(3)	500,000	563,600
5.000%, 12/1/2031, BAM(1)(3)	1,250,000	1,394,850
		15,515,988

School District - 3.02%
Arapahoe County School District No. 1 Englewood,
5.000%, 12/1/2029(1)(2)	2,440,000	2,815,467
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J,
4.000%, 12/15/2017	1,400,000	1,430,660
Douglas County School District No Re-1 Douglas & Elbert Counties,
zero coupon, 12/15/2022	1,660,000	1,471,324
Durango School District No 9-R,
4.500%, 11/1/2023(1)	1,000,000	1,121,720
Routt-Rio Blanco Counties School District Re-3 South Routt/CO,
1.500%, 12/1/2017	255,000	256,148
		7,095,319

Total General Obligation Unltd
(Cost $39,163,157)		39,443,260

REVENUE BONDS - 48.36%
Airport - 3.20%
City & County of Denver CO Airport System Revenue:
5.250%, 11/15/2028(1)	1,000,000	1,092,960
1.336%, 11/15/2031(1)(5)	5,135,000	5,148,505
Grand Junction Regional Airport Authority,
5.000%, 12/1/2031, NATL(1)(3)	1,155,000	1,283,852
		7,525,317
	Principal Amount	Market Value
Build America Bonds - 2.30%
University of Colorado,
6.264%, 6/1/2036(1)	$5,000,000	$5,411,100

Development - 2.38%
Denver Convention Center Hotel Authority:
5.000%, 12/1/2027(1)	2,000,000	2,243,500
5.000%, 12/1/2031(1)	1,500,000	1,682,265
5.000%, 12/1/2032(1)	500,000	557,240
5.000%, 12/1/2033(1)	500,000	555,940
5.000%, 12/1/2034(1)	500,000	554,240
		5,593,185

Education - 8.84%
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/1/2019	115,000	125,773
4.000%, 4/1/2022	205,000	211,170
5.000%, 11/15/2024	435,000	489,384
4.125%, 7/1/2026(1)	630,000	633,251
5.000%, 5/15/2029(1)	2,600,000	2,989,428
5.000%, 8/15/2030(1)	750,000	813,802
5.000%, 11/1/2030(1)	500,000	558,425
5.000%, 11/15/2031(1)	1,000,000	1,107,180
5.000%, 12/1/2031(1)	1,500,000	1,638,315
5.000%, 12/15/2031(1)	715,000	795,652
5.000%, 10/1/2032(1)	1,340,000	1,451,207
5.000%, 5/1/2035(1)	3,145,000	3,323,353
5.000%, 6/1/2036(1)	1,580,000	1,728,314
5.000%, 7/1/2036(1)	1,000,000	1,062,330
5.000%, 7/1/2036(1)	1,000,000	999,920
5.000%, 8/1/2036(1)	805,000	893,542
5.000%, 9/1/2036(1)	1,000,000	976,890
5.625%, 1/15/2044(1)	490,000	518,342
5.000%, 9/1/2046(1)	500,000	482,805
		20,799,083

Facilities - 0.36%
City & County of Denver CO Golf Revenue:
5.000%, 9/1/2018(1)	350,000	350,871
5.000%, 9/1/2019(1)	500,000	501,190
		852,061

General - 2.54%
City & County of Denver CO,
5.250%, 9/1/2018, AGM(3)	1,500,000	1,588,965
City of Commerce City CO,
5.000%, 8/1/2028, AGM(1)(3)	600,000	687,246
County of Boulder CO,
5.000%, 12/15/2025(1)(2)	1,000,000	1,066,500
Hyland Hills Park & Recreation District:
1.200%, 12/15/2017	100,000	99,705
1.450%, 12/15/2018	150,000	148,894
1.700%, 12/15/2019	425,000	417,699
2.000%, 12/15/2020	150,000	146,777
2.000%, 12/15/2021	250,000	248,775
2.150%, 12/15/2021	135,000	130,722
2.000%, 12/15/2022	300,000	291,147
3.000%, 12/15/2023	200,000	205,130
5.000%, 12/15/2024	275,000	317,017
Puerto Rico Municipal Finance Agency (Puerto Rico),
5.000%, 8/1/2017, AGM(1)(3)	105,000	105,741
Town of Castle Rock CO,
6.000%, 6/1/2023, AGC(1)(2)(3)	500,000	528,940
		5,983,258

	Principal Amount	Market Value
Higher Education - 2.50%
Auraria Higher Education Center,
4.000%, 4/1/2029, AGM(1)(3)	$2,500,000	$2,630,975
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024(1)	500,000	550,160
5.000%, 10/1/2034(1)	1,475,000	1,599,062
5.000%, 10/1/2036(1)	1,000,000	1,103,230
		5,883,427

Medical - 18.97%
Aspen Valley Hospital District,
5.000%, 10/15/2030(1)	1,650,000	1,772,545
City of Aurora CO,
5.000%, 12/1/2022, AGM(1)(2)	1,000,000	1,046,420
Colorado Health Facilities Authority:
5.000%, 10/1/2017	1,045,000	1,065,440
5.000%, 1/1/2018	1,630,000	1,653,814
5.000%, 12/1/2019	300,000	324,048
5.000%, 7/1/2021(1)	5,000,000	5,349,400
5.000%, 12/1/2021	875,000	985,303
5.000%, 2/1/2022	200,000	218,578
5.000%, 9/15/2022(1)	850,000	860,795
5.000%, 1/1/2023(1)	1,000,000	1,087,360
5.000%, 2/1/2023	520,000	571,948
5.000%, 2/1/2023(1)	500,000	542,615
5.250%, 7/1/2024(1)	1,000,000	1,063,530
5.000%, 12/1/2024(1)	1,000,000	1,127,680
5.000%, 5/15/2025	1,000,000	1,169,680
5.000%, 9/1/2025(1)	450,000	456,872
5.000%, 5/15/2027(1)	250,000	250,820
5.000%, 12/1/2027(1)	1,000,000	1,168,640
5.000%, 1/15/2028(1)	1,150,000	1,342,717
4.000%, 5/15/2029(1)	1,695,000	1,805,531
5.000%, 9/1/2029(1)	1,000,000	1,147,590
5.000%, 12/1/2029(1)	1,010,000	1,161,035
5.000%, 5/15/2030(1)	500,000	563,830
5.250%, 2/1/2031(1)	1,500,000	1,585,920
5.000%, 10/1/2032(1)	500,000	543,140
6.250%, 10/1/2033(1)	1,250,000	1,322,613
1.875%, 7/1/2039	1,575,000	1,572,023
5.000%, 5/15/2040(1)	1,000,000	1,099,160
Denver Health & Hospital Authority:
5.000%, 12/1/2018(1)	550,000	551,908
5.000%, 12/1/2039(1)	1,500,000	1,562,775
University of Colorado Hospital Authority:
5.000%, 11/15/2027(1)	1,000,000	1,133,460
5.000%, 11/15/2036(1)	2,470,000	2,747,579
5.000%, 11/15/2038(1)	2,300,000	2,608,246
4.000%, 11/15/2047(1)	3,000,000	3,175,800
		44,638,815

Multifamily Housing - 2.60%
Colorado Housing & Finance Authority:
1.050%, 8/1/2018, FHA	1,500,000	1,498,620
2.200%, 11/1/2018, FHA	4,565,000	4,627,769
		6,126,389

Nursing Homes - 1.26%
Colorado Health Facilities Authority:
4.000%, 1/1/2018	175,000	177,459
5.000%, 5/15/2018(4)	200,000	205,956
5.250%, 6/1/2018(1)	220,000	220,574
5.000%, 5/15/2019(4)	250,000	264,015
4.000%, 1/1/2020	450,000	466,538
5.250%, 6/1/2020(1)	145,000	145,332
4.000%, 1/1/2021	255,000	265,598
4.000%, 1/1/2022	265,000	275,783
	Principal Amount	Market Value
5.000%, 6/1/2022	$750,000	$830,572
5.250%, 6/1/2023(1)	105,000	105,191
		2,957,018

Power - 0.82%
Colorado Water Resources & Power Development Authority,
5.650%, 9/1/2030, AGM(1)(3)	1,745,000	1,935,711

Transportation - 0.76%
E-470 Public Highway Authority,
1.708%, 9/1/2039(1)(5)	1,000,000	1,001,510
Regional Transportation District,
6.000%, 1/15/2034(1)	700,000	774,984
		1,776,494

Utilities - 0.49%
City of Colorado Springs CO Utilities System Revenue,
5.000%, 11/15/2027(1)	1,000,000	1,149,100

Water - 1.34%
City & County of Broomfield Co.,
5.000%, 12/1/2023(1)	1,285,000	1,473,844
City of Brighton CO Water Activity Revenue,
5.000%, 12/1/2029, AGC(1)(2)(3)	1,515,000	1,665,000
		3,138,844

Total Revenue Bonds
(Cost $114,487,612)		113,769,802

TAX ALLOCATION - 4.79%
Development - 0.72%
Denver Urban Renewal Authority:
5.000%, 12/1/2024(1)	500,000	571,480
5.000%, 12/1/2025(1)	1,000,000	1,130,490
		1,701,970

General - 4.07%
Fountain Urban Renewal Authority,
4.500%, 11/1/2029(1)	1,975,000	1,980,510
Park Creek Metropolitan District:
5.000%, 12/1/2026(1)	730,000	823,331
5.000%, 12/1/2027(1)	620,000	694,803
Plaza Metropolitan District No 1:
5.000%, 12/1/2018	1,500,000	1,546,575
5.000%, 12/1/2022	1,000,000	1,077,380
Thornton Development Authority:
5.000%, 12/1/2023	300,000	346,110
5.000%, 12/1/2024	440,000	512,864
5.000%, 12/1/2025(1)	325,000	379,064
5.000%, 12/1/2026(1)	425,000	494,096
5.000%, 12/1/2030(1)	500,000	571,235
5.000%, 12/1/2031(1)	1,000,000	1,135,120
		9,561,088

Total Tax Allocation
(Cost $11,132,408)		11,263,058

Total Municipal Bonds
(Cost $222,944,693)		223,077,702

MONEY MARKET MUTUAL FUNDS - 4.59%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.556%)	7,500,000	7,500,000

	Principal Amount	Market Value
Goldman Sachs Financial Square - Government Fund (7 Day Yield 0.601%)	3,304,244	3,304,244

Total Money Market Mutual Funds
(Cost $10,804,244)		10,804,244

SHORT TERM INVESTMENTS - 1.06%
Bank of New York Cash Reserve (7 Day Yield 0.050%)(6)	2,494,300	2,494,300

Total Short Term Investments
(Cost $2,494,300)		2,494,300

Total Investments
(Cost $236,243,237)	100.47%	236,376,246

Liabilities in Excess of Other Assets	(0.47%)	(1,109,225)

Net Assets	100.00%	$235,267,021

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statements of Investments.
(2)	This security is prerefunded in advance of the next call date.
(3)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(4)	When - Issued Security/Forward Commitment Security.
(5)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(6)	This Security is segregated to cover the purchase price of when-issued/forward commitment securities held as of March 31, 2017 (Note 2).

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal.
AMBAC	AmbacAssurance Corporation.
AS	Andonim Sirketi, Joint Stock Company in Turkey.
BAM	Build America Mutual.
FHA	Federal Housing Authority.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL	National Public Finance Guarantee Corporation.
NATL FGIC	National Public Finance Guarantee Corporation / Financial Guaranty Insurance Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc.

CURRENCY ABBREVIATIONS
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona

SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2017 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares except Westcore Small-Cap Growth Fund II. All of the Funds also offer Institutional Class shares except Westcore Micro-Cap Opportunity Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2017, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund and Westcore Global Large-Cap Dividend Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of March 31, 2017, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Japan and the United Kingdom and the Westcore Global Large-Cap Dividend Fund invested a significant percentage of its assets in Switzerland. Therefore, these Funds may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

As of March 31, 2017	Westcore Small-Cap Growth Fund	Westcore Small-Cap Growth Fund II	Westcore Global Large-Cap Dividend Fund
Gross appreciation (excess of value over tax cost)	$1,130,062	$3,763,492	$8,470,741
Gross depreciation (excess of tax cost over value)	(105,141)	(813,835)	(1,628,870)
Net unrealized appreciation/(depreciation)	$1,024,921	$2,949,657	$6,841,871
Cost of investment for income tax purposes	$3,845,170	$34,077,744	$43,439,229

As of March 31, 2017	Westcore Large-Cap Dividend Fund	Westcore Mid-Cap Value Dividend Fund	Westcore Mid-Cap Value Dividend Fund II
Gross appreciation (excess of value over tax cost)	$1,010,862	$13,327,877	$1,733,810
Gross depreciation (excess of tax cost over value)	(419,808)	(1,799,410)	(1,264,294)
Net unrealized appreciation/(depreciation)	$591,054	$11,528,467	$469,516
Cost of investment for income tax purposes	$11,497,642	$78,075,484	$34,707,418

As of March 31, 2017	Westcore Smid-Cap Value Dividend Fund	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund
Gross appreciation (excess of value over tax cost)	$15,617	$34,711,536	$2,618,035
Gross depreciation (excess of tax cost over value)	(26,460)	(9,301,935)	(182,530)
Net unrealized appreciation/(depreciation)	$(10,843)	$25,409,601	$2,435,505
Cost of investment for income tax purposes	$517,187	$183,209,315	$10,356,591

As of March 31, 2017	Westcore International Small-Cap Fund	Westcore Flexible Income Fund	Westcore Plus Bond Fund
Gross appreciation (excess of value over tax cost)	$20,690,816	$2,391,005	$31,807,903
Gross depreciation (excess of tax cost over value)	(1,117,358)	(2,491,835)	(12,149,838)
Net unrealized appreciation/(depreciation)	$19,573,458	$(100,830)	$19,658,065
Cost of investment for income tax purposes	$48,238,039	$77,302,938	$1,163,110,178

As of March 31, 2017	Westcore Municipal Opportunities Fund	Westcore Colorado Tax-Exempt Fund
Gross appreciation (excess of value over tax cost)	$15,512	$4,217,118
Gross depreciation (excess of tax cost over value)	(536)	(4,084,109)
Net unrealized appreciation/(depreciation)	$14,976	$133,009
Cost of investment for income tax purposes	$1,504,927	$236,243,237

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ assets:

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$4,556,033	$0	$0	$4,556,033
Money Market Mutual Funds	314,058	0	0	314,058
Total	$4,870,091	$0	$0	$4,870,091

Westcore Small-Cap Growth Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$36,154,822	$0	$0	$36,154,822
Money Market Mutual Funds	872,579	0	0	872,579
Total	$37,027,401	$0	$0	$37,027,401

Westcore Global Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,186,366	$0	$0	$48,186,366
Money Market Mutual Funds	2,094,734	0	0	2,094,734
Total	$50,281,100	$0	$0	$50,281,100

Westcore Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,058,699	$0	$0	$12,058,699
Money Market Mutual Funds	29,997	0	0	29,997
Total	$12,088,696	$0	$0	$12,088,696

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$86,743,285	$0	$0	$86,743,285
Money Market Mutual Funds	2,860,666	0	0	2,860,666
Total	$89,603,951	$0	$0	$89,603,951

Westcore Mid-Cap Value Dividend Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,264,508	$0	$0	$34,264,508
Money Market Mutual Funds	912,426	0	0	912,426
Total	$35,176,934	$0	$0	$35,176,934

Westcore Smid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$496,529	$0	$0	$496,529
Money Market Mutual Funds	9,815	0	0	9,815
Total	$506,344	$0	$0	$506,344

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$203,135,254	$0	$0	$203,135,254
Money Market Mutual Funds	5,483,662	0	0	5,483,662
Total	$208,618,916	$0	$0	$208,618,916

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,578,401	$0	$0	$12,578,401
Rights and Warrants	0	0	4,361	4,361
Money Market Mutual Funds	209,334	0	0	209,334
Total	$12,787,735	$0	$4,361	$12,792,096

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$67,042,034	$0	$0	$67,042,034
Money Market Mutual Funds	769,463	0	0	769,463
Total	$67,811,497	$0	$0	$67,811,497

Other Financial Instruments**
Assets
Forward Forward Currency Contracts	$0	$170,801	$0	$170,801
Liabilities
Forward Forward Currency Contracts	$0	$(170,623)	$0	$(170,623)
Total	$0	$178	$0	$178

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$786,100	$0	$0	$786,100
Preferred Stocks	1,292,130	0	0	1,292,130
Exchange Traded Funds	1,242,270	0	0	1,242,270
Corporate Bonds	0	69,253,185	0	69,253,185
Mortgage Backed Security
Commercial Mortgage-Backed Securities	0	1,299,531	1,585,969	2,885,500
Residential Mortgage-Backed Securities	0	686,232	0	686,232
Money Market Mutual Funds	1,056,691	0	0	1,056,691
Total	$4,377,191	$71,238,948	$1,585,969	$77,202,108

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,827,459	$1,065,000	$0	$8,892,459
Corporate Bonds	0	484,529,703	0	484,529,703
Municipal Bonds	0	113,223,107	0	113,223,107
Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
Asset Backed Securities	0	78,976,576	0	78,976,576
Commercial Mortgage-Backed Securities	0	36,954,255	4,053,031	41,007,286
Mortgage-Backed Securities Passthrough	0	324,722,194	0	324,722,194
Residential Mortgage-Backed Securities	0	23,707,232	0	23,707,232
U.S. Treasury Bonds & Notes	0	102,016,940	0	102,016,940
Money Market Mutual Funds	5,692,746	0	0	5,692,746
Total	$13,520,205	$1,165,195,007	$4,053,031	$1,182,768,243

Westcore Municipal Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$0	$1,324,086	$0	$1,324,086
Money Market Mutual Funds	195,817	0	0	195,817
Total	$195,817	$1,324,086	$0	$1,519,903

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$0	$223,077,702	$0	$223,077,702
Money Market Mutual Funds	10,804,244	0	0	10,804,244
Short Term Investments	0	2,494,300	0	2,494,300
Total	$10,804,244	$225,572,002	$0	$236,376,246

*	For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at period end it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of March 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2016.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at March 31, 2017:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$2,851,888	$-	$-	$(2,851,888)
Total	$2,851,888	$-	$-	$(2,851,888)

There were no significant Level 3 securities held in any of the Funds, except Westcore Flexible Income and Westcore Plus Bond Funds, at March 31, 2017.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund

Investments in Securities	Balance as of December 31, 2016	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2017
Commercial Mortgage-Backed Security	$1,603,359	$4,696	$-	$5,136	$(27,222)	$-	$1,585,969	$5,136
Total	$1,603,359	$4,696	$-	$5,136	$(27,222)	$-	$1,585,969	$5,136

Westcore Plus Bond Fund

Investments in Securities	Balance as of December 31, 2016	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2017
Commercial Mortgage-Backed Security	$4,097,474	$12,000	$-	$13,125	$(69,568)	$-	$4,053,031	$13,125
Total	$4,097,474	$12,000	$-	$13,125	$(69,568)	$-	$4,053,031	$13,125

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2017:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at March 31, 2017	Valuation Technique	Unobservable Input(a)	Level/Range
Westcore Flexible Income Fund
Commercial Mortgage-Backed Security	$1,585,969	Adjusted Spread Pricing*	Comparability Adjustment	0.80%

			Liquidity Adjustment	1.00%
Total	$1,585,969

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security	$4,053,031	Adjusted Spread Pricing*	Comparability Adjustment	0.80%
			Liquidity Adjustment	1.00%
Total	$4,053,031

*	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase

Item 2 - Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	May 30, 2017